              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                    Post-Effective Amendment No. 31       [x]


                                        and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 32         [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)


     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

     It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on January 2, 1998 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                    1 of 135

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                 PAGE
Part A  INFORMATION REQUIRED IN A PROSPECTUS
   Item  1. Cover page...................................................   7
   Item  2. Definitions..................................................   9
   Item  3. Synopsis or Highlights.......................................  19
   Item  4. Condensed Financial Information..............................  20
   Item  5. General Description of Registrant, Depositor, and Portfolio
            Companies ...................................................  24
   Item  6. Deductions and Expenses......................................  25
   Item  7. General Description of Variable Annuity Contracts............  25
   Item  8. Annuity Period...............................................  30
   Item  9. Death Benefit and Distributions..............................  31
   Item 10. Purchases and Contract Value.................................  34
   Item 11. Redemptions..................................................  35
   Item 12. Taxes........................................................  36
   Item 13. Legal Proceedings............................................  37
   Item 14. Table of Contents of the Statement of Additional Information.  37

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
   Item 15. Cover Page...................................................  46
   Item 16. Table of Contents............................................  46
   Item 17. General Information and History..............................  46
   Item 18. Services.....................................................  46
   Item 19. Purchase of Securities Being Offered.........................  46
   Item 20. Underwriters.................................................  47
   Item 21. Calculation of Yield Quotations of Money Market Sub-Accounts.  47
   Item 22. Annuity Payments.............................................  47
   Item 23. Financial Statements.........................................  48

Part C  OTHER INFORMATION
   Item 24. Financial Statements and Exhibits...........................  108
   Item 25. Directors and Officers of the Depositor.....................  111
   Item 26. Persons Controlled by or Under Common Control with the
            Depositor or Registrant.....................................  113
   Item 27. Number of Contract Owners...................................  122
   Item 28. Indemnification.............................................  122
   Item 29. Principal Underwriter.......................................  122
   Item 30. Location of Accounts and Records............................  124
   Item 31. Management Services.........................................  124
   Item 32. Undertakings................................................  124


                                    2 of 135

                       SUPPLEMENT DATED JANUARY 2, 1998 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. THE LISTING OF UNDERLYING MUTUAL FUND OPTIONS UNDER THE SECTION ENTITLED "FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993" AT PAGE 1 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING ADDITIONAL UNDERLYING MUTUAL FUND OPTIONS:

                         Dreyfus Appreciation Fund, Inc.
                           Dreyfus Balanced Fund, Inc.
                           Federated High Yield Trust
         Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class 1
      Neuberger & Berman Equity Trust(R) - Neuberger & Berman Genesis Trust
                     Warburg Pincus Global Fixed Income Fund

2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)" PROVISION AT PAGE 7 OF THE PROSPECTUS IS AMENDED TO REFLECT THE ADDITION OF THE FOLLOWING INFORMATION:


----------------------------------------------------------------------------
                             MANAGEMENT    OTHER    12b-1 FEES    TOTAL
                                FEES      EXPENSES              PORTFOLIO
                                                                 EXPENSES
----------------------------------------------------------------------------
Dreyfus Appreciation Fund,     0.55%       0.36%      0.00%       0.91%
Inc.
----------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.    0.60%       0.40%      0.00%       1.00%
----------------------------------------------------------------------------
Federated High Yield Trust     0.52%       0.36%      0.00%       0.88%
----------------------------------------------------------------------------
Franklin Mutual Series         0.60%       0.12%      0.35%       1.07%
Fund Inc. - Mutual Shares
Fund:  Class 1
----------------------------------------------------------------------------
Neuberger & Berman Equity      0.98%       0.40%      0.00%       1.38%
Trust(R)- Neuberger & Berman
Genesis Trust
----------------------------------------------------------------------------
Warburg Pincus Global Fixed    0.50%       0.45%      0.00%       0.95%
Income Fund
----------------------------------------------------------------------------


                                    3 of 135

ADDITIONALLY, THE ACCOMPANYING NARRATIVE TABLE AT PAGE 8 OF THE PROSPECTUS IS AMENDED TO REFLECT THE FOLLOWING FEE WAIVER OR EXPENSE REIMBURSEMENT INFORMATION WITH RESPECT TO THE UNDERLYING MUTUAL FUND OPTIONS LISTED ABOVE:

--------------------------------------------------------------------------------
           FUND             EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
Federated High Yield Trust  The management fee has been reduced to reflect the voluntary waiver of a portion of
                            the management fee. Without such wavier, the maximum
                            management fee would have been 0.75% of average net
                            assets. The total operating expenses would have been
                            1.16% of average net assets absent the voluntary
                            waivers of portions of the management fee and the
                            shareholder services fee, of which a portion has
                            been reduced from 0.25% to 0.20% of average net
                            assets.
--------------------------------------------------------------------------------
Neuberger & Berman Equity   The above figures reflect a voluntary waiver
Trust(R) - Neuberger &      of a portion of the management fee borne
Berman Genesis Trust        indirectly by the Trust to reduce that fee
                            by 0.10% of average net assets.  Absent the
                            reimbursement and fee waiver, the Management
                            Fees would have been 1.25% making the Total
                            Operating Expenses 1.65% of average net assets.
--------------------------------------------------------------------------------
Warburg Pincus Global Fixed Absent the waiver of fees by the Fund's
Income Fund                 investment adviser, Management Fees, Other
                            Expenses and Total Portfolio Expenses would have
                            been 1.00%, 0.51% and 1.51% of average net assets,
                            respectively.
--------------------------------------------------------------------------------


3. THE "EXAMPLE (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)" AT PAGE 9 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING INFORMATION:


--------------------------------------------------------------------------------

                     If you surrender     If you do not      If you annuitize
                      your Contract      surrender your        your Contract
                    at the end of the    Contract at the     at the end of the
                        applicable         end of the           applicable
                       time period       applicable time        time period
                                             period
--------------------------------------------------------------------------------
                     1   3   5    10    1   3    5   10     1   3    5     10
                    Yr. Yrs.Yrs. Yrs.  Yr. Yrs  Yrs. Yrs.  Yr. Yrs.  Yrs.  Yrs.
--------------------------------------------------------------------------------

Dreyfus             94  119 154   272  24   74  127  272    *   74   127    272
Appreciation Fund,
Inc.
--------------------------------------------------------------------------------

Dreyfus Balanced    95  122 159   281  25   77  132  281    *   77   132    281
Fund, Inc.
--------------------------------------------------------------------------------

Federated High      94  118 153   268  24   73  126  268    *   73   126    268
Yield Trust
--------------------------------------------------------------------------------

Franklin Mutual     96  124 163   288  26   79  136  288    *   79   136    288
Series Fund Inc. -
Mutual Shares
Fund:  Class 1
--------------------------------------------------------------------------------

Neuberger & Berman  99  134 179   320  29   89  152  320    *   89   152    320
Equity Trust(R)-
Neuberger & Berman
Genesis Trust
--------------------------------------------------------------------------------

Warburg Pincus      95  121 156   276  25   76  129  276    *   76   129    276
Global Fixed
Income Fund
--------------------------------------------------------------------------------


THE "EXAMPLE" IS FURTHER AMENDED TO REFLECT THE FOLLOWING CHANGE:

--------------------------------------------------------------------------------
                     If you surrender     If you do not      If you annuitize
                      your Contract      surrender your        your Contract
                    at the end of the    Contract at the     at the end of the
                        applicable         end of the           applicable
                       time period       applicable time        time period
                                            period
--------------------------------------------------------------------------------
                     1   3    5   10     1   3    5   10     1   3    5     10
                    Yr. Yrs. Yrs. Yrs.  Yr. Yrs  Yrs. Yrs.  Yr. Yrs. Yrs.   Yrs.
--------------------------------------------------------------------------------

Dreyfus             94  119 154   272  24   74  127  272    *   74   127    272
Appreciation Fund,
Inc.
--------------------------------------------------------------------------------


                                    4 of 135

4. "APPENDIX B - PARTICIPATING FUNDS UNDERLYING MUTUAL FUND OPTIONS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)" AT PAGES 34 THROUGH 38 IS AMENDED BY ADDING THE FOLLOWING INFORMATION:

DREYFUS APPRECIATION FUND, INC.
Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers.

DREYFUS BALANCED FUND, INC.
Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities.

FEDERATED HIGH YIELD TRUST
Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers.

FRANKLIN MUTUAL SERIES FUND INC. - MUTUAL SHARES FUND:  CLASS 1
Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock.

NEUBERGER & BERMAN EQUITY TRUST(R) - NEUBERGER & BERMAN GENESIS TRUST Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars.

5. THE SECTION ENTITLED "ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT" AT PAGE 24 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING PROVISIONS TO PAGE 25 OF THE PROSPECTUS IMMEDIATELY PROCEEDING THE "ANNUITY PAYMENT OPTION" SECTION:

DEATH OF CONTRACT OWNER PROVISIONS

If the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Designated Annuitant becomes the Contract Owner. In such event, the entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the appropriate "Required Distribution Provisions" section.


                                    5 of 135

DEATH OF ANNUITANT PROVISIONS

If the Contract Owner and Annuitant are not the same person, and the Annuitant dies prior to the Annuitization Date, then the Contingent Designated Annuitant becomes the Annuitant and no Death Benefit is payable. In the event there is no living Contingent Designated Annuitant then, upon the Annuitant's death, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the Contract Owner's estate, as specified in the "Beneficiary Provisions."

The recipient of the Death Benefit may elect to receive such Death Benefits in the form of: (1) a lump sum distribution; (2) an annuity payout; or (3) any Distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT PROVISIONS

If any Contract Owner and the Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions" and in accordance with the appropriate "Required Distribution Provisions."

If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT PROVISIONS

The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in good order at the Home Office the following three items in writing: (1) proper proof of the Annuitant's death; (2) an election specifying the Distribution method; and (3) any applicable state required form(s).

If the Annuitant dies prior to his or her 75th birthday, the dollar amount of the Death Benefit will be the greater of: (1) the Contract Value; or (2) the sum of all Purchase Payment less any amounts surrendered.

The dollar amount of the Death Benefit will be equal to the Contract Value, if the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant's 75th birthday, (2) the Company has approved the request, and (3) the Annuitant dies after his or her 75th birthday.


                                    6 of 135

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
          Columbus, Ohio 43216-6609, 1-800-848-6331, TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

     The Individual Deferred Variable Annuity Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Contracts issued after January 1, 1993 may be issued to custodians of Individual Retirement Accounts ("IRAs").

     Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such Contracts are, however, issued to custodians of Individual Retirement Accounts ("IRAs") for the benefit of individual IRA account holders. Such account holders shall be the Annuitant under these Contracts. Annuity payments under the Contracts are deferred until a selected later date.

     Purchase Payments are allocated to Nationwide Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of the following Underlying Mutual Fund options:


                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

--------------------------------------------------------------------------------
-American Century: Benham Short-Term       Fidelity VIP High Income Portfolio*
 Government                                   (additional
--------------------------------------------------------------------------------
-American Century: Income & Growth            Purchase Payments or exchanges may
                                              not be
--------------------------------------------------------------------------------
-American Century: Twentieth Century          made to this Fund on or after
 Growth                                       December 1, 1993).
--------------------------------------------------------------------------------
-American Century: Twentieth Century       -Janus Fund
 International
--------------------------------------------------------------------------------
   Growth                                  -Janus Twenty Fund
--------------------------------------------------------------------------------
-American Century: Twentieth Century Ultra -Janus Worldwide Fund
--------------------------------------------------------------------------------
-Delchester Fund-Institutional Class       -MFS(R) World Governments Fund
--------------------------------------------------------------------------------
-Dreyfus A Bonds Plus, Inc.                -Nationwide(R) Bond Fund
--------------------------------------------------------------------------------
-Dreyfus S & P 500 Index Fund              -Nationwide(R) Fund
--------------------------------------------------------------------------------
-Dreyfus Third Century Fund, Inc.          -Nationwide(R) Growth Fund
--------------------------------------------------------------------------------
-Evergreen Income and Growth Fund          -Nationwide(R) Money Market Fund
--------------------------------------------------------------------------------
-Federated Bond Fund                       -Nationwide(R) U.S. Government Income
                                            Fund
--------------------------------------------------------------------------------
-Fidelity Advisor Balanced Fund -          -Neuberger & Berman Guardian Fund,
 Class T                                    Inc.
--------------------------------------------------------------------------------
-Fidelity Advisor Equity Income Fund -     -Neuberger & Berman Limited Maturity
 Class T                                    Bond Fund
--------------------------------------------------------------------------------
-Fidelity Advisor Growth Opportunities     -Neuberger & Berman Partners Fund,
 Fund - Class T                             Inc.
--------------------------------------------------------------------------------
-Fidelity Advisor High Yield Fund -        -Oppenheimer Global Fund
 Class T
--------------------------------------------------------------------------------
-Fidelity Asset Manager(TM)                -Phoenix Balanced Fund Series
--------------------------------------------------------------------------------
-Fidelity Equity-Income Fund               -Strong Total Return Fund, Inc.
--------------------------------------------------------------------------------
-Fidelity Magellan(R) Fund                 -Templeton Foreign Fund - Class I
--------------------------------------------------------------------------------
-Fidelity Puritan Fund                     -Warburg Pincus Emerging Growth Fund
--------------------------------------------------------------------------------

     *The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

                                    7 of 135

                  FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993


-------------------------------------------------------------------------------
-American Century: Twentieth Century     -Fidelity VIP High Income Portfolio(2)
 Growth
-------------------------------------------------------------------------------
-American Century: Benham Short-Term     -MFS(R) World Governments Fund
 Government
-------------------------------------------------------------------------------
-Fidelity Capital & Income Fund 1        -Nationwide(R) Money Market Fund
-------------------------------------------------------------------------------

1 Additional Purchase Payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for Contracts which were issued on or after May 1, 1987.

2 Additional Purchase Payments or exchanges may not be made to this Fund on or after December 1, 1993.



     This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by Nationwide Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 42 OF THE PROSPECTUS.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                    8 of 135

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account contract value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. Although not the Owner of the Contract, the Annuitant may exercise rights of ownership in the Contract if so authorized by the holder of the Contract (an IRA custodian or Qualified Plan trustee(s)).

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the data page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of making annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Annuitant will be based on the death of the last survivor of the Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person (a Qualified Plan trustee(s), or an IRA custodian) who possesses all rights under the Contract. In most cases, IRA custodians and Qualified Plan trustees will authorize the exercise of ownership rights in the Contract by the Annuitant, including the right to designate and change any designations of the Beneficiary, Contingent Beneficiary, Annuity Payment Option, the Annuity Commencement Date and the right to make exchanges and reallocations among the investment options available under the Contract. The Contract Owner is the person named on the application, unless changed.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract data page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant prior to the Annuitization Date. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DISTRIBUTION- Any payment of part or all of the Contract Value.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

                                    9 of 135

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ACCOUNT/IRA- A custodial account qualifying for favorable tax treatment under Section 408 of the Code, and which may hold this Contract as an investment asset. No Contracts described in this prospectus were or shall be sold as Individual Retirement Annuities.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

NON-QUALIFIED CONTRACT- A Contract not qualifying for favorable tax treatment under Sections 401 (Qualified Plans), 408 (IRAs), or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT-A Plan Participant is a person for whom contributions are being made to a Qualified Plan either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACT- A Contract receiving favorable tax treatment under the Code, including those described in Sections 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifying for favorable tax treatment under Section 403(b) of the Code.

UNDERLYING MUTUAL FUND (FUND) - A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Variable Account, a separate investment account of the Company to which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                   10 of 135

                                TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS................................................   3
SUMMARY OF CONTRACT EXPENSES.............................................   6
SYNOPSIS.................................................................  13
CONDENSED FINANCIAL INFORMATION..........................................  14
NATIONWIDE LIFE INSURANCE COMPANY........................................  18
THE VARIABLE ACCOUNT.....................................................  18
      Underlying Mutual Fund Options.....................................  18
      Voting Rights......................................................  19
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS........  19
      Mortality Risk Charge..............................................  19
      Expense Risk Charge................................................  19
      Contingent Deferred Sales Charge...................................  19
      Elimination of Contingent Deferred Sales Charge....................  20
      Contract Maintenance and Administration Charge.....................  21
      Premium Taxes......................................................  21
      Expenses of Variable Account.......................................  21
      Investments of the Variable Account................................  21
      Right to Revoke....................................................  22
      Transfers..........................................................  22
      Loan Privilege.....................................................  22
      Beneficiary Provisions.............................................  23
      Ownership Provisions...............................................  23
      Substitution of Securities.........................................  24
      Inquiries..........................................................  24
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT..................................  24
      Value of an Annuity Unit...........................................  24
      Assumed Investment Rate............................................  24
      Frequency and Amount of Annuity Payments...........................  24
      Annuity Commencement Date..........................................  24
      Change in Annuity Commencement Date................................  24
      Change in Form of Annuity..........................................  25
      Annuity Payment Option.............................................  25
      Death Benefit After the Annuitization Date.........................  25
      Required Distributions for Qualified Plans.........................  25
      Required Distributions for Individual Retirement Annuities and
         Individual Retirement Accounts..................................  26
      Generation-Skipping Transfers......................................  26
GENERAL INFORMATION......................................................  27
      Contract Owner Services............................................  27
      Statements and Reports.............................................  27
      Allocation of Purchase Payments and Contract Value.................  28
      Value of a Variable Account Accumulation Unit......................  28
      Net Investment Factor..............................................  28
      Valuation of Assets................................................  29
      Determining the Contract Value.....................................  29
      Surrender (Redemption).............................................  29
      Surrenders Under a Qualified Plan..................................  29
      Taxes..............................................................  29
      Qualified Plans and Individual Retirement Accounts.................  30
      Individual Retirement Accounts.....................................  30
LEGAL PROCEEDINGS........................................................  30
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  31
APPENDIX A...............................................................  32
APPENDIX B...............................................................  34

                                   11 of 135

                          SUMMARY OF CONTRACT EXPENSES
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


CONTRACT TRANSACTION EXPENSES
     Maximum Contingent Deferred Sales Charge(1) ........................     7%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)...........................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
   Mortality and Expense Risk Charge.....................................  1.25%
   Administration Charge.................................................  0.05%
       Total Variable Account Annual Expenses............................  1.30%



1 For Contracts issued on or after January 1, 1993 the maximum Contingent Deferred Sales Charge is 7%. Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is waived: (a) for first year withdrawals of up to 10% of Purchase Payments for IRA rollover contracts: or (b) for any amount withdrawn from this Contract required to meet minimum Distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. This free withdrawal privilege is non-cumulative and must be used in the year available. The Contingent Deferred Sales Charge is imposed only against Purchase Payments.

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").

                                   12 of 135

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES 3
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

--------------------------------------------------------------------------------
                                          Management   Other    12b-1   Total
                                             Fees     Expenses   Fees  Portfolio
                                                                       Expenses
--------------------------------------------------------------------------------
 American Century: Benham Short-Term          0.70%      0.00%  0.00%     0.70%
 Government
--------------------------------------------------------------------------------
 American Century: Income & Growth            0.30%      0.34%  0.00%     0.64%
--------------------------------------------------------------------------------
 American Century: Twentieth Century          1.00%      0.00%  0.00%     1.00%
    Growth
--------------------------------------------------------------------------------
 American Century: Twentieth Century          1.45%      0.00%  0.00%     1.45%
    International Growth
--------------------------------------------------------------------------------
 American Century: Twentieth Century          1.00%      0.00%  0.00%     1.00%
    Ultra
--------------------------------------------------------------------------------
 Delchester Fund-Institutional Class          0.57%      0.20%  0.00%     0.77%
--------------------------------------------------------------------------------
 Dreyfus A Bonds Plus, Inc.                   0.65%      0.28%  0.00%     0.93%
--------------------------------------------------------------------------------
 Dreyfus S & P 500 Index Fund                 0.30%      0.25%  0.00%     0.55%
     (Formerly Peoples Index Fund(R), Inc.)
--------------------------------------------------------------------------------
 The Dreyfus Third Century Fund, Inc.         0.75%      0.36%  0.00%     1.11%
--------------------------------------------------------------------------------
 Evergreen Income and Growth Fund             0.98%      0.21%  0.00%     1.19%
--------------------------------------------------------------------------------
 Federated Bond Fund                          0.50%      0.59%  0.00%     1.09%
--------------------------------------------------------------------------------
 Fidelity Advisor Balanced Fund - Class T     0.51%      0.31%   .50%     1.32%
--------------------------------------------------------------------------------
 Fidelity Advisor Equity Income Fund -        0.45%      0.26%  0.50%     1.21%
    Class T
--------------------------------------------------------------------------------
 Fidelity Advisor Growth Opportunities        0.61%      0.23%  0.50%     1.34%
    Fund - Class T
--------------------------------------------------------------------------------
 Fidelity Advisor High Yield Fund -           0.60%      0.27%  0.25%     1.12%
    Class T
--------------------------------------------------------------------------------
 Fidelity Asset Manager                       0.68%      0.27%  0.00%     0.95%
--------------------------------------------------------------------------------
 Fidelity Equity-Income Fund                  0.45%      0.23%  0.00%     0.68%
--------------------------------------------------------------------------------
 Fidelity Magellan(R) Fund                    0.47%      0.21%  0.00%     0.68%
--------------------------------------------------------------------------------
 Fidelity Puritan Fund                        0.46%      0.28%  0.00%     0.74%
--------------------------------------------------------------------------------
 Fidelity VIP High Income Portfolio           0.59%      0.12%  0.00%     0.71%
--------------------------------------------------------------------------------
 Janus Fund                                   0.65%      0.22%  0.00%     0.87%
--------------------------------------------------------------------------------
 Janus Twenty Fund                            0.66%      0.24%  0.00%     0.90%
--------------------------------------------------------------------------------
 Janus Worldwide Fund                         0.67%      0.30%  0.00%     0.97%
--------------------------------------------------------------------------------
 MFS(R) World Governments Fund                0.90%      0.36%  0.25%     1.51%
--------------------------------------------------------------------------------
 Nationwide(R) Bond Fund                      0.50%      0.20%  0.00%     0.70%
--------------------------------------------------------------------------------
 Nationwide(R) Fund                           0.50%      0.11%  0.00%     0.61%
--------------------------------------------------------------------------------
 Nationwide(R) Growth Fund                    0.50%      0.14%  0.00%     0.64%
--------------------------------------------------------------------------------
 Nationwide(R) Money Market                   0.45%      0.15%  0.00%     0.60%
--------------------------------------------------------------------------------
 Nationwide(R) U.S. Government Income         0.65%      0.21%  0.20%     1.06%
    Fund
--------------------------------------------------------------------------------
 Neuberger & Berman Guardian Fund, Inc.       0.70%      0.12%  0.00%     0.82%
--------------------------------------------------------------------------------
 Neuberger & Berman Limited Maturity          0.51%      0.19%  0.00%     0.70%
 Bond Fund
--------------------------------------------------------------------------------
 Neuberger & Berman Partners Fund, Inc.       0.74%      0.10%  0.00%     0.84%
--------------------------------------------------------------------------------
 Oppenheimer Global Fund                      0.71%      0.28%  0.18%     1.17%
--------------------------------------------------------------------------------
 Phoenix Balanced Fund Series                 0.51%      0.26%  0.25%     1.02%
--------------------------------------------------------------------------------
 Strong Total Return Fund, Inc.               0.80%      0.28%  0.00%     1.08%
--------------------------------------------------------------------------------
 Templeton Foreign Fund- Class I              0.61%      0.26%  0.25%     1.12%
--------------------------------------------------------------------------------
 Warburg Pincus Emerging Growth Fund          0.90%      0.37%  0.00%     1.27%
--------------------------------------------------------------------------------

3 The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:

                                   13 of 135

--------------------------------------------------------------------------------

        FUND                            EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------

Federated Bond Fund                      The management fee has been reduced to
                                         reflect the voluntary waiver of a
                                         portion of the management fee. The
                                         adviser can terminate this voluntary
                                         waiver at any time at its sole
                                         discretion. The maximum management fee
                                         is 0.75%. The total operating expenses
                                         were 1.30% absent the voluntary waiver
                                         of the portion of the management fee.
--------------------------------------------------------------------------------
Fidelity Equity-Income Fund              The Fund has entered into arrangements
                                         with its custodian and transfer agent
                                         whereby interest earned on uninvested
                                         cash balances is used to reduce
                                         custodian and transfer agent expenses.
                                         Including these reductions, the total
                                         operating expenses presented in the
                                         table would have been 0.68%.
--------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                The Fund has entered into arrangements
                                         with its custodian and transfer agent
                                         whereby interest earned on uninvested
                                         cash balances is used to reduce
                                         custodian and transfer agent expenses.
                                         Including these reductions, the total
                                         operating expenses presented in the
                                         table would have been 0.95%.
--------------------------------------------------------------------------------
Fidelity Puritan Fund                    The Fund has entered into arrangements
                                         with its custodian and transfer agent
                                         whereby interest earned on uninvested
                                         cash balances is used to reduce
                                         custodian and transfer agent expenses.
                                         Including these reductions, the total
                                         operating expenses presented in the
                                         table would have been 0.69%.
--------------------------------------------------------------------------------
Nationwide(R) Money Market Fund          The Fund will waive 0.05% of the total
                                         0.50% management fee until further
                                         notice.
--------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund      Absent the voluntary waiver of a
                                         portion of the fees payable to the
                                         Funds' investment adviser, the
                                         Management Fees for the Fund would have
                                         equaled 0.90%, and Total Fund Operating
                                         Expenses for the Fund would have
                                         equaled 1.26%.
--------------------------------------------------------------------------------

                                   14 of 135

                                     EXAMPLE
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

--------------------------------------------------------------------------------
                      IF YOU SURRENDER      IF YOU DO NOT      IF YOU ANNUITIZE
                            YOUR           SURRENDER YOUR            YOUR
                    CONTRACT AT THE END    CONTRACT AT THE   CONTRACT AT THE END
                     OF THE APPLICABLE       END OF THE       OF THE APPLICABLE
                        TIME PERIOD        APPLICABLE TIME       TIME PERIOD
                                               PERIOD
--------------------------------------------------------------------------------
                      1    3    5    10    1   3    5    10    1   3    5    10
                      YR.  YRS. YRS. YRS.  YR. YRS. YRS. YRS. YR. YRS. YRS. YRS.
--------------------------------------------------------------------------------
American Century:      92  113  143  249  22   68  116   249       68   116  249
Benham Short-Term                                              *
Government
--------------------------------------------------------------------------------
American Century:      71  111  158  243  21   66  113   243   *   66   113  243
Income & Growth
--------------------------------------------------------------------------------
American Century:      75  122  177  281  25   77  132   281       77   132  281
Twentieth Century                                              *
Growth
--------------------------------------------------------------------------------
American Century:      80  136  200  327  30   91  155   327       91   155  327
Twentieth Century                                              *
International Growth
--------------------------------------------------------------------------------
American Century:      75  122  177  281  25   77  132   281       77   132  281
Twentieth Century                                              *
Ultra
--------------------------------------------------------------------------------
Delchester             73  115  165  257  23   70  120   257   *   70   120  257
Fund-Inst'l
--------------------------------------------------------------------------------
Dreyfus A Bonds Plus   74  120  173  274  24   75  128   274   *   75   128  274
--------------------------------------------------------------------------------
Dreyfus S & P 500      70  108  153  233  20   63  108   233       63   108  233
Index Fund (Formerly                                           *
Peoples Index Fund,
Inc.)
--------------------------------------------------------------------------------
The Dreyfus Third      76  126  183  292  26   81  138   292   *   81   138  292
Century Fund, Inc.
--------------------------------------------------------------------------------
Evergreen Income and   77  128  187  301  27   83  142   301   *   83   142  301
Growth Fund
--------------------------------------------------------------------------------
Federated Bond Fund    76  125  182  290  26   80  137   290   *   80   137  290
--------------------------------------------------------------------------------
Fidelity Advisor
Balanced Fund -                                                *
Class T
--------------------------------------------------------------------------------
Fidelity Advisor       72  113  162  250  22   68  117   250       68   117  250
Fund Equity                                                    *
Income Fund - Class T
--------------------------------------------------------------------------------
Fidelity Advisor       73  117  168  264  23   72  123   264       72   123  264
Fund Growth                                                    *
Opportunities Fund -
Class T
--------------------------------------------------------------------------------
Fidelity Advisor       74  118  170  267  24   73  125   267   *   73   125  267
High Yield Fund -
Class T
--------------------------------------------------------------------------------
Fidelity Asset         75  121  174  276  25   76  129   276   *   76   129  276
Manager(TM)
--------------------------------------------------------------------------------
Fidelity               72  112  160  247  22   67  115   247   *   67   115  247
Equity-Income Fund
--------------------------------------------------------------------------------
Fidelity Magellan      72  112  160  247  22   67  115   247   *   67   115  247
Fund
--------------------------------------------------------------------------------
Fidelity Puritan Fund  72  114  163  254  22   69  118   254   *   69   118 254`
--------------------------------------------------------------------------------
Fidelity VIP High      72  113  162  250  22   68  117   250   *   68   117  250
Income Portfolio
--------------------------------------------------------------------------------
Janus Fund             74  118  170  267  24   73  125   267   *   73   125  267
--------------------------------------------------------------------------------
Janus Twenty Fund      74  119  172  271  24   74  127   271   *   74   127  271
--------------------------------------------------------------------------------
Janus Worldwide Fund   75  121  175  278  25   76  130   278   *   76   130  278
--------------------------------------------------------------------------------
MFS(R) World           78  130  190  308  28   85  145   308   *   85   145  308
Governments Fund
--------------------------------------------------------------------------------
Nationwide(R) Bond     72  113  161  249  22   68  116   249   *   68   116  249
Fund
--------------------------------------------------------------------------------
Nationwide(R) Fund     71  110  156  240  21   65  111   240   *   65   111  240
--------------------------------------------------------------------------------
Nationwide(R) Growth   71  111  158  243  21   66  113   243   *   66   113  243
Fund
--------------------------------------------------------------------------------
Nationwide(R) Money    71  110  156  239  21   65  111   239   *   65   111  239
Market Fund
--------------------------------------------------------------------------------
Nationwide(R) U.S.     74  118  170  266  24   73  125   266       73   125  266
Government Income                                              *
Fund
--------------------------------------------------------------------------------
Neuberger & Berman     73  116  167  262  23   71  122   262       71   122  262
Guardian                                                       *
Fund, Inc.
--------------------------------------------------------------------------------
Neuberger & Berman     72  113  161  249  22   68  116   249       68   116  249
Limited Maturity                                               *
Bond Fund
--------------------------------------------------------------------------------
Neuberger & Berman     73  117  168  264  23   72  123   264       72   123  264
Partners                                                       *
Fund, Inc.
--------------------------------------------------------------------------------
Oppenheimer Global     75  122  176  280  25   77  131   280   *   77   131  280
Fund
--------------------------------------------------------------------------------
Phoenix Balanced       73  115  165  257  23   70  120   257   *   70   120  257
Fund Series
--------------------------------------------------------------------------------
Strong Total Return    76  125  181  289  26   80  136   289   *   80   136  289
Fund, Inc.
--------------------------------------------------------------------------------
Templeton Foreign      74  118  170  267  24   73  125   267   *   73   125  267
Fund - Class I
--------------------------------------------------------------------------------
Warburg Pincus         78  131  191  309  28   86  146   309       86   146  309
Emerging Growth Fund                                           *
--------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

                                   15 of 135

 The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the Underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   16 of 135

                          SUMMARY OF CONTRACT EXPENSES
                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)


      CONTRACT TRANSACTION EXPENSES
            Maximum Contingent Deferred Sales Charge(1).......................5%

      MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)........................$30

      VARIABLE ACCOUNT ANNUAL EXPENSES
            Mortality and Expense Risk Charge..............................1.30%
            Total Variable Account Annual Expenses.........................1.30%




                 UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

--------------------------------------------------------------------------------
                                                                         Total
                                      Management    Other    12b-1     Portfolio
                                         Fees     Expenses   Fees      Expenses
--------------------------------------------------------------------------------
American Century: Benham Short-Term       0.60%      0.00%   0.00%         0.70%
Government
--------------------------------------------------------------------------------
American Century: Twentieth Century       1.00%      0.00%   0.00%         1.00%
   Growth
--------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio        0.60%      0.11%   0.00%         0.71%
--------------------------------------------------------------------------------
MFS(R) World Governments Fund             0.90%      0.36%   0.25%         1.51%
--------------------------------------------------------------------------------
Nationwide(R) Bond Fund*                  0.50%      0.01%   0.00%         0.51%
--------------------------------------------------------------------------------
Nationwide(R) Fund*                       0.50%      0.11%   0.00%         0.61%
--------------------------------------------------------------------------------
Nationwide(R) Growth Fund*                0.50%      0.14%   0.00%         0.64%
--------------------------------------------------------------------------------
Nationwide(R) Money Market                0.45%      0.15%   0.00%         0.60%
--------------------------------------------------------------------------------


1 The Contract Owner may, after the first year from the date of any Purchase Payment, withdraw 5% of that Purchase Payment without imposition of a Contingent Deferred Sales Charge.

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").

3 The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:


--------------------------------------------------------------------------------

                   FUND                EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
Nationwide(R) Money Market Fund        The Fund will waive 0.05% of the total
                                       0.50% management fee until further
                                       notice.
--------------------------------------------------------------------------------

                                   17 of 135

                                     EXAMPLE
                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual RETURN. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing Contracts. Since the average contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

--------------------------------------------------------------------------------
                IF YOU SURRENDER      IF YOU DO NOT      IF YOU ANNUITIZE
                      YOUR           SURRENDER YOUR            YOUR
                 CONTRACT AT THE     CONTRACT AT THE   CONTRACT AT THE END
                   END OF THE          END OF THE       OF THE APPLICABLE
                 APPLICABLE TIME     APPLICABLE TIME       TIME PERIOD
                     PERIOD              PERIOD
--------------------------------------------------------------------------------
                1   3    5    10    1   3     5   10    1    3    5     10
               YR. YRS. YRS. YRS.  YR. YRS.  YRS.YRS.  YR.  YRS. YRS.  YRS.
--------------------------------------------------------------------------------
American       75  122  172   282  25   77   132  282   **  77   132   282
Century:
Twentieth
Century
Growth.
--------------------------------------------------------------------------------
American       72  113  157   250  22   68   117  250   **  68   117   250
Century:
Benham
Short-Term
Government
--------------------------------------------------------------------------------
Fidelity       75  122  172   282  25   77   132  282   **  77   132   282
Capital &
Income Fund
--------------------------------------------------------------------------------
Fidelity VIP   72  113  157   251  22   68   117  251   **  68   117   251
High Income
Portfolio
--------------------------------------------------------------------------------
MFS(R) World   82  142  204   344  32   97   164  344   **  97   164   344
Governments
Fund
--------------------------------------------------------------------------------
Nationwide(R)  71  110  152   242  21   65   112  242   **  65   112   242
Money Market
Fund
--------------------------------------------------------------------------------
Nationwide(R)  72  113  157   251  22   68   117  251   **  68   117   251
Bond Fund
--------------------------------------------------------------------------------
Nationwide(R)  71  111  153   243  21   66   113  243   **  66   113   243
Fund
--------------------------------------------------------------------------------
Nationwide(R)  72  112  154   246  22   67   114  246   **  67   114   246
Growth Fund
--------------------------------------------------------------------------------

** The Contracts sold under this prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example are to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the Underlying Mutual Fund Company are reflected in the table. For more complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   18 of 135

                                    SYNOPSIS

     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. For Contracts issued before January 1, 1993 the Company will deduct a Contingent Deferred Sales Charge not to exceed 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

     In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of such Contracts. The Company will also assess for Contracts issued on or after January 1, 1993 an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance and Administration Charges").

     The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

     The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

     The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocations of Purchase Payments and Contract Value").

     If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

     Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any Underlying Mutual Fund option (see "Premium Taxes").

     To be sure that the Contract Owner (or Annuitant if the Annuitant has been authorized to exercise ownership rights under the Contract) is satisfied with the Contract, the Contract Owner (or Annuitant, if so authorized) has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All IRA refunds will be return of Purchase Payments (see "Right To Revoke").

                                   19 of 135

                         CONDENSED FINANCIAL INFORMATION
  Accumulation Unit Values for an Accumulation Unit outstanding throughout the period

                 ACCUMULATION   ACCUMULATION     PERCENT     NUMBER OF
                 UNIT VALUE      UNIT VALUE     CHANGE IN  ACCUMULATION
                     AT            AT END     ACCUMULATION   UNITS AT
      FUND        BEGINNING      OF PERIOD     UNIT VALUE   END OF THE    YEAR
                  OF PERIOD                                   PERIOD
--------------------------------------------------------------------------------
American           20.449954     21.012508       2.75%       157,941      1996
Century: Benham
                 ---------------------------------------------------------------
Short-Term         18.748399     20.449954       9.08%       216,620      1995
Government
                 ---------------------------------------------------------------
(formerly          19.087872     18.748399      -1.78%       183,649      1994
Twentieth
Century
                 ---------------------------------------------------------------
U.S.               18.563845     19.087872       2.82%       182,484      1993
Governments
                 ---------------------------------------------------------------
Short-Term)        18.018283     18.563845       3.03%       177,970      1992
                 ---------------------------------------------------------------
                   16.352445     18.018283      10.19%       191,264      1991
                 ---------------------------------------------------------------
                   15.400806     16.352445       6.18%       188,328      1990
                 ---------------------------------------------------------------
                   14.188398     15.400806       8.55%       224,117      1989
                 ---------------------------------------------------------------
                   13.608723     14.188398       4.26%       252,401      1988
                 ---------------------------------------------------------------
                   13.278840     13.608723       2.48%       215,842      1987
--------------------------------------------------------------------------------
American           45.274141     51.389039      13.51%       186,518      1996
Century:
                 ---------------------------------------------------------------
Twentieth          38.113717     45.274141      18.79%          231,124   1995
Century Growth
                 ---------------------------------------------------------------
(formerly          39.197771     38.113717      -2.77%          324,141   1994
Twentieth
Century
                 ---------------------------------------------------------------
Growth)            38.275689     39.197771       2.41%          335,369   1993
                 ---------------------------------------------------------------
                   40.518750     38.275689      -5.54%          404,811   1992
                 ---------------------------------------------------------------
                   24.287059     40.518750      66.83%          410,440   1991
                 ---------------------------------------------------------------
                   25.592676     24.287059      -5.10%          401,940   1990
                 ---------------------------------------------------------------
                   18.114515     25.592676      41.28%          428,017   1989
                 ---------------------------------------------------------------
                   17.866465     18.114515       1.39%          470,808   1988
                 ---------------------------------------------------------------
                   16.040713     17.866465      11.38%          564,503   1987
--------------------------------------------------------------------------------
American           11.748911     13.268469      12.93%        37,683      1996
Century:
                 ---------------------------------------------------------------
Twentieth          10.000000     11.748911      17.49%        25,477      1995
Century
International
Growth
(formerly
Twentieth
Century
International
Equity Fund)
--------------------------------------------------------------------------------
American           12.289075     13.807925      12.36%       530,842      1996
Century:
                 ---------------------------------------------------------------
Twentieth           9.043121     12.289075      35.89%       266,570      1995
Century Ultra
                 ---------------------------------------------------------------
(formerly           9.505758      9.043121      -4.87%       116,020      1994
Twentieth
Century
                 ---------------------------------------------------------------
Ultra)             10.000000      9.505758      -4.94%         2,713      1993
--------------------------------------------------------------------------------
Delchester Fund    12.257125     13.618147      11.10%        70,363      1996
Inst'l
                 ---------------------------------------------------------------
                   10.867271     12.257125      12.79%        65,214      1995
                 ---------------------------------------------------------------
                   11.511092     10.867271      -5.59%        43,997      1994
                 ---------------------------------------------------------------
                   10.000000     11.511092      15.11%        15,953      1993
--------------------------------------------------------------------------------
Dreyfus A Bonds    10.819193     10.958199       1.28%       169,248      1996
Plus, Inc.
                 ---------------------------------------------------------------
                    9.110600     10.819193      18.75%        53,005      1995
                 ---------------------------------------------------------------
                   10.000000      9.110600      -8.89%        15,283      1994
--------------------------------------------------------------------------------
Dreyfus S & P      14.505515     17.509385      20.71%       187,389      1996
500 Index
                 ---------------------------------------------------------------
Fund               10.749166     14.505515      34.95%        33,323      1995
                 ---------------------------------------------------------------
                   10.819026     10.749166      -0.65%        12,668      1994
                 ---------------------------------------------------------------
                   10.000000     10.819026       8.19%           585      1993
--------------------------------------------------------------------------------
The Dreyfus        12.829548     15.742432      22.70%        21,194      1996
Third Century
                 ---------------------------------------------------------------
Fund, Inc.          9.570659     12.829548      34.05%        12,292      1995
                 ---------------------------------------------------------------
                   10.477293      9.570659      -8.65%         7,325      1994
                 ---------------------------------------------------------------
                   10.000000     10.477293       4.77%         2,583      1993
--------------------------------------------------------------------------------
Evergreen          12.594984     14.032960      11.42%        65,357      1996
Income and
                 ---------------------------------------------------------------
Growth Fund        10.301799     12.594984      22.26%        60,789      1995
(formerly
                 ---------------------------------------------------------------
Evergreen Total    11.153183     10.301799      -7.63%        51,305      1994
Return Fund)
                 ---------------------------------------------------------------
                   10.000000     11.153183      11.53%        32,321      1993
--------------------------------------------------------------------------------
Fidelity           10.213719     11.552736      13.11%        59,163      1996
Advisor Equity
                 ---------------------------------------------------------------
Income Fund -      10.000000     10.213719       2.14%           0        1995
Class T

--------------------------------------------------------------------------------
Fidelity           10.325686     11.997760      16.19%       177,245      1996
Advisor Growth
                 ---------------------------------------------------------------
Opportunities      10.000000     10.325686       3.26%           0        1995
Fund -
Class T
--------------------------------------------------------------------------------

                                   20 of 135

  Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                 ACCUMULATION  ACCUMULATION    PERCENT      NUMBER OF
                  UNIT VALUE    UNIT VALUE    CHANGE IN    ACCUMULATION
                      AT          AT END    ACCUMULATION    UNITS AT
      FUND         BEGINNING    OF PERIOD    UNIT VALUE      END OF THE     YEAR
                   OF PERIOD                                  PERIOD
--------------------------------------------------------------------------------
Fidelity Advisor    10.057673   11.241941      11.77%        70,939        1996
High Yield
                  --------------------------------------------------------------
Fund - Class T      10.000000   10.057673       0.58%           0          1995
                  --------------------------------------------------------------

--------------------------------------------------------------------------------
Fidelity Advisor    10.177458   10.890814       7.01%         2,740        1996
Income &
                  --------------------------------------------------------------
Growth Fund -       10.000000   10.177458       1.77%           0          1995
Class T
                  --------------------------------------------------------------

--------------------------------------------------------------------------------
Fidelity Asset      11.183603   12.442308      11.25%       244,667        1996
Manager
                  --------------------------------------------------------------
                     9.589367   11.183603      16.63%       198,546        1995
                  --------------------------------------------------------------
                    10.415849    9.589367      -7.93%       150,536        1994
                  --------------------------------------------------------------
                    10.000000   10.415849       4.16%         3,292        1993
--------------------------------------------------------------------------------
Fidelity            37.550944   41.287772       9.95%        29,770        1996
                  --------------------------------------------------------------
Capital & Income    32.589111   37.550944      15.23%        37,608        1995
                  --------------------------------------------------------------
Fund                34.612981   32.589111      -5.85%        47,236        1994
                  --------------------------------------------------------------
                    28.076548   34.612981      23.28%        59,521        1993
                  --------------------------------------------------------------
                    22.214568   28.076548      26.39%        67,342        1992
                  --------------------------------------------------------------
                    17.337275   22.214568      28.13%        73,366        1991
                  --------------------------------------------------------------
                    18.269034   17.337275      -5.10%       100,081        1990
                  --------------------------------------------------------------
                    19.118217   18.269034      -4.44%       181,935        1989
                  --------------------------------------------------------------
                    17.209582   19.118217      11.09%       209,084        1988
                  --------------------------------------------------------------
                    17.219486   17.209582      -0.06%       222,142        1987
--------------------------------------------------------------------------------
Fidelity Equity-    46.285491   55.285184      19.44%       257,747        1996
                  --------------------------------------------------------------
Income Fund         35.576037   46.285491      30.10%       263,736        1995
                  --------------------------------------------------------------
                    35.955883   35.576037      -1.06%       306,544        1994
                  --------------------------------------------------------------
                    30.029661   35.955883      19.73%       305,774        1993
                  --------------------------------------------------------------
                    26.531856   30.029661      13.18%       285,928        1992
                  --------------------------------------------------------------
                    20.772673   26.531856      27.72%       294,858        1991
                  --------------------------------------------------------------
                    24.479712   20.772673     -15.14%       330,860        1990
                  --------------------------------------------------------------
                    20.898784   24.479712      17.13%       408,022        1989
                  --------------------------------------------------------------
                    17.285651   20.898784      20.90%       399,082        1988
                  --------------------------------------------------------------
                    17.804841   17.285651      -2.92%       434,996        1987
--------------------------------------------------------------------------------
Fidelity            16.158074   17.810611      10.23%       656,562        1996
Magellan(R) Fund
                  --------------------------------------------------------------
                    11.964387   16.158074      35.05%       563,859        1995
                  --------------------------------------------------------------
                    12.346838   11.964387      -3.10%       307,064        1994
                  --------------------------------------------------------------
                    10.000000   12.346838      23.47%        59,100        1993
--------------------------------------------------------------------------------
Fidelity Puritan    14.410892   16.377974      13.65%       475,617        1996
Fund
                  --------------------------------------------------------------
                    12.020413   14.410892      19.89%       301,466        1995
                  --------------------------------------------------------------
                    11.972512   12.020413       0.40%       161,179        1994
                  --------------------------------------------------------------
                    10.000000   11.972512      19.73%        44,320        1993
--------------------------------------------------------------------------------
Fidelity VIP-       19.364421   21.793257      12.54%        12,382        1996
                  --------------------------------------------------------------
High Income         16.267014   19.364421      19.04%        22,970        1995
                  --------------------------------------------------------------
Portfolio           16.739460   16.267014      -2.82%        34,151        1994
                  --------------------------------------------------------------
                    14.073333   16.739460      18.94%        62,931        1993
                  --------------------------------------------------------------
                    11.587552   14.073333      21.45%        42,842        1992
                  --------------------------------------------------------------
                    10.000000   11.587552      15.88%        10,365        1991
--------------------------------------------------------------------------------
Janus Fund          10.239338   12.087447      18.05%       133,123        1996
                  --------------------------------------------------------------
                    10.000000   10.239338       2.39%           0          1995
                  --------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Twenty Fund   11.699046   14.762398      26.18%       230,288        1996
                  --------------------------------------------------------------
                     8.701036   11.699046      34.46%        96,594        1995
                  --------------------------------------------------------------
                     9.451097    8.701036      -7.94%        56,135        1994
                  --------------------------------------------------------------
                    10.000000    9.451097      -5.49%         1,020        1993
--------------------------------------------------------------------------------

                                   21 of 135

  Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                    ACCUMULATION  ACCUMULATION    PERCENT      NUMBER OF
                     UNIT VALUE    UNIT VALUE    CHANGE IN   ACCUMULATION
                        AT           AT END     ACCUMULATION   UNITS AT
       FUND           BEGINNING     OF PERIOD    UNIT VALUE    END OF THE   YEAR
                      OF PERIOD                                 PERIOD
--------------------------------------------------------------------------------
MFS(R) World          35.454983     36.879814       4.02%       28,013     1996
                    ------------------------------------------------------------
Governments           31.104159     35.454983      13.99%       34,015     1995
                    ------------------------------------------------------------
Fund                  33.728667     31.104159      -7.78%       39,642     1994
                    ------------------------------------------------------------
                      28.864451     33.728667      16.85%       45,016     1993
                    ------------------------------------------------------------
                      28.856612     28.864451       0.03%       48,580     1992
                    ------------------------------------------------------------
                      25.777493     28.856612      11.94%       39,397     1991
                    ------------------------------------------------------------
                      22.152081     25.777493      16.37%       44,525     1990
                    ------------------------------------------------------------
                      20.902197     22.152081       5.98%       44,572     1989
                    ------------------------------------------------------------
                      20.287562     20.902197       3.03%       54,351     1988
                    ------------------------------------------------------------
                      16.504183     20.287562      22.92%       69,736     1987
--------------------------------------------------------------------------------
Nationwide(R)         37.782872     37.842928       0.16%       42,476     1996
                    ------------------------------------------------------------
Bond Fund             30.832258     37.782872      22.54%       38,843     1995
                    ------------------------------------------------------------
                      33.991130     30.832258      -9.29%       35,282     1994
                    ------------------------------------------------------------
                      31.104546     33.991130       9.28%       35,392     1993
                    ------------------------------------------------------------
                      29.186916     31.104546       6.57%       21,409     1992
                    ------------------------------------------------------------
                      25.300143     29.186916      15.36%       18,724     1991
                    ------------------------------------------------------------
                      23.686756     25.300143       6.81%       16,600     1990
                    ------------------------------------------------------------
                      21.674206     23.686756       9.29%       20,519     1989
                    ------------------------------------------------------------
                      20.301575     21.674206       6.76%       21,508     1988
                    ------------------------------------------------------------
                      20.512400     20.301575      -1.03%       21,175     1987
--------------------------------------------------------------------------------
Nationwide(R) Fund    57.857937     70.764576      22.31%       34,681     1996
                    ------------------------------------------------------------
                      45.095466     57.857937      28.30%       30,473     1995
                    ------------------------------------------------------------
                      45.422888     45.095466      -0.72%       32,311     1994
                    ------------------------------------------------------------
                      43.104048     45.422888       5.38%       32,770     1993
                    ------------------------------------------------------------
                      42.418147     43.104048       1.62%       30,648     1992
                    ------------------------------------------------------------
                      33.001868     42.418147      28.53%       28,864     1991
                    ------------------------------------------------------------
                      33.337339     33.001868      -1.01%       27,869     1990
                    ------------------------------------------------------------
                      25.242361     33.337339      32.07%       26,210     1989
                    ------------------------------------------------------------
                      21.904484     25.242361      15.24%       34,078     1988
                    ------------------------------------------------------------
                      21.753896     21.904484       0.69%       29,853     1987
--------------------------------------------------------------------------------
Nationwide(R)         65.471148     75.405663      15.17%       48,441     1996
                    ------------------------------------------------------------
Growth Fund           51.535806     65.471148      27.04%       48,841     1995
                    ------------------------------------------------------------
                      51.458079     51.535806       0.15%       48,009     1994
                    ------------------------------------------------------------
                      46.832151     51.458079       9.88%       48,190     1993
                    ------------------------------------------------------------
                      44.639577     46.832151       4.91%       48,853     1992
                    ------------------------------------------------------------
                      33.241418     44.639577      34.29%       42,168     1991
                    ------------------------------------------------------------
                      36.439953     33.241418      -8.78%       43,789     1990
                    ------------------------------------------------------------
                      32.118373     36.439953      13.46%       53,223     1989
                    ------------------------------------------------------------
                      26.557068     32.118373      20.94%       58,604     1988
                    ------------------------------------------------------------
                      26.282362     26.557068       1.05%       61,931     1987
--------------------------------------------------------------------------------
Nationwide(R)         18.898613     19.580907       3.61%      327,248     1996
                    ------------------------------------------------------------
Money Market Fund     18.146709     18.898613       4.14%      424,693     1995
                    ------------------------------------------------------------
                      17.721943     18.146709       2.40%      326,464     1994
                    ------------------------------------------------------------
                      17.504831     17.721943       1.24%      294,859     1993
                    ------------------------------------------------------------
                      17.183173     17.504831       1.87%      303,845     1992
                    ------------------------------------------------------------
                      16.480790     17.183173       4.26%      450,748     1991
                    ------------------------------------------------------------
                      15.478296     16.480790       6.48%      548,549     1990
                    ------------------------------------------------------------
                      14.401492     15.478296       7.48%      568,349     1989
                    ------------------------------------------------------------
                      13.622887     14.401492       5.72%      731,284     1988
                    ------------------------------------------------------------
                      12.996777     13.622887       4.82%      798,771     1987
--------------------------------------------------------------------------------

                                   22 of 135

  Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                  ACCUMULATION  ACCUMULATION    PERCENT      NUMBER OF
                  UNIT VALUE    UNIT VALUE     CHANGE IN    ACCUMULATION
                      AT          AT END      ACCUMULATION   UNITS AT
      FUND         BEGINNING     OF PERIOD    UNIT VALUE    END OF THE      YEAR
                   OF PERIOD                                  PERIOD
--------------------------------------------------------------------------------
Nationwide(R)       10.124709   10.324818        1.98%          6,372      1996
U.S.
Government        --------------------------------------------------------------
Income Fund         10.000000   10.124709        1.25%            0        1995
--------------------------------------------------------------------------------
Neuberger &         12.571028   14.625126       16.34%        357,346      1996
Berman
Guardian Fund     --------------------------------------------------------------
                     9.640402   12.571028       30.40%        139,046      1995
                  --------------------------------------------------------------
                    10.000000    9.640402       -3.60%         25,549      1994
                  --------------------------------------------------------------

--------------------------------------------------------------------------------
Neuberger &         10.735070   11.068501        3.11%         74,163      1996
Berman
Limited Maturity  --------------------------------------------------------------
Bond Fund            9.833352   10.735070        9.17%         91,976      1995
                  --------------------------------------------------------------
                     9.995028    9.833352       -1.62%         89,231      1994
                  --------------------------------------------------------------
                    10.000000    9.995028       -0.05%            423      1993
--------------------------------------------------------------------------------
Neuberger &         14.924653   18.631249       24.84%        222,551      1996
Berman
Partners Fund     --------------------------------------------------------------
                    11.183371   14.924653       33.45%         73,504      1995
                  --------------------------------------------------------------
                    11.548721   11.183371       -3.16%         38,329      1994
                  --------------------------------------------------------------
                    10.000000   11.548721       15.49%          9,926      1993
--------------------------------------------------------------------------------
Oppenheimer         15.538850   18.022572       15.98%        228,413      1996
Global Fund
                  --------------------------------------------------------------
                    13.503390   15.538850       15.07%        160,871      1995
                  --------------------------------------------------------------
                    14.119303   13.503390       -4.36%         87,590      1994
                  --------------------------------------------------------------
                    10.000000   14.119303       41.19%          5,128      1993
--------------------------------------------------------------------------------
Phoenix Balanced    11.373217   12.187868        7.16%         43,659      1996
Fund Series       --------------------------------------------------------------
                     9.338434   11.373217       21.79%         23,786      1995
                  --------------------------------------------------------------
                    10.000000    9.338434       -6.62%          9,028      1994
--------------------------------------------------------------------------------
Strong Total        14.893186   16.766964       12.58%         63,801      1996
Return Fund, Inc. --------------------------------------------------------------
                    11.881033   14.893186       25.35%         41,291      1995
                  --------------------------------------------------------------
                    12.205201   11.881033       -2.66%         19,727      1994
                  --------------------------------------------------------------
                    10.000000   12.205201       22.05%          3,939      1993
--------------------------------------------------------------------------------
Templeton           11.097523   12.923758       16.46%        266,447      1996
Foreign Fund  -   --------------------------------------------------------------
Class I             10.000000   11.097523       10.98%         69,083      1995
--------------------------------------------------------------------------------
Warburg Pincus      10.895016   11.814248        8.44%        250,912      1996
Emerging          --------------------------------------------------------------
Growth Fund         10.000000   10.895016        8.95%           0         1995
--------------------------------------------------------------------------------

     Unit value information is not provided for the American Century: Income & Growth, the Federated Bond Fund and the Janus Worldwide Fund, as said underlying Mutual Funds were added to the Variable Account effective October 31, 1996, and therefore have no unit value histories prior to that time.

                                   23 of 135

                        NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.


                              THE VARIABLE ACCOUNT

     The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

     Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the Underlying Mutual Fund option(s). Currently (and at all times after January 1, 1993) the Contracts are issued to IRA custodians for the benefit of IRA account holders.

UNDERLYING MUTUAL FUND OPTIONS

     Contract Owners (or Annuitants, if Annuitants have been authorized to exercise ownership rights under the Contract) may choose from among a number of different Underlying Mutual Fund options (see Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund option). More detailed information may be found in the current prospectus for each Underlying Mutual Fund option offered. Such a prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. You can obtain a copy of each prospectus without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

     Some of the Underlying Mutual Fund options may be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund or Mutual Funds which are involved in the conflict.

     For Contracts issued after January 1, 1993, the Underlying Mutual Fund options offered are also available to the general public. (Based on the Company's marketing plan for the Contracts, the Company does not anticipate any disadvantages to this.) There is, however, a possibility that a material conflict may arise between those with interests in the Contracts, the Variable Account and the various individuals and entities holding shares of the Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the Owners and others maintaining a voting interest in the Underlying Mutual Funds, or some other reason. In the event of conflict, the Company will take any steps necessary to protect those with interests in the Contracts.

                                   24 of 135

VOTING RIGHTS

     Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds. These shares will be voted in accordance with instruction received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

     The number of shares held in the Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable shares of the Underlying Mutual Funds. The number of shares which a Contract Owner has the right to vote will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

     Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

     Each person having a voting interest in the Variable Account will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

     In those cases in which the Annuitant has been authorized to exercise ownership rights, the Company will accept voting instructions from the Annuitant and provide all necessary information to the Annuitant as if he or she were the Contract Owner.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

     The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

     For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

     The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company assesses an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges since the Company expects to generate a profit through these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.25% of the Purchase Payments.

     If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be deducted by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


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     For Contracts issued on or after January 1, 1993, the Contingent Deferred
Sales Charge will apply in the amounts set forth below. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Annuitant.


                        CONTINGENT         NUMBER OF
NUMBER OF COMPLETED      DEFERRED          COMPLETED      CONTINGENT DEFERRED
YEARS FROM DATE OF     SALES CHARGE    YEARS FROM DATE OF    SALES CHARGE
 PURCHASE PAYMENT       PERCENTAGE      PURCHASE PAYMENT      PERCENTAGE

         0                  7%                 4                  3%
         1                  6%                 5                  2%
         2                  5%                 6                  1%
         3                  4%                 7                  0%

     Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The Contingent Deferred Sales Charge is waived: (a) for first year withdrawals of up to 10% of Purchase Payments for IRA rollover contracts or (b) any amount withdrawn from this Contract required for this Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner takes withdrawals prior to age 59-1/2.


     For Contracts issued before January 1, 1993 a Contingent Deferred Sales Charge will be deducted by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 96 months. Certain partial surrenders of Contract Values may be requested for which no Contingent Deferred Sales Charge will be assessed. For any Purchase Payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each such Purchase Payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).



ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

     For Contracts sold pursuant to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Code and SEP-IRA Contracts sold on or after January 1, 1993, the Company will waive the Contingent Deferred Sales Charge when:

     A. the Plan Participant experiences a case of hardship (as defined for purposes of Code Section 401(k));

     B.   the Plan Participant becomes disabled (within the meaning of Code
          Section 72(m)(7));

     C. the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

     D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

     E.   the Plan Participant dies; or

     F.   the Plan Participant annuitizes after 2 years in the Contract.



     For IRAs the Company will waive the Contingent Deferred Sales Charge when:

     A.   the Designated Annuitant dies; or

     B.   the Contract Owner annuitizes after 2 years in the Contract.



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
     When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliate insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

     In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE AND ADMINISTRATION CHARGE

     Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for the administrative expenses relating to the issuance and maintenance of the Contract. For Contracts issued pursuant to Qualified Plans described in
Section 401 of the Code, established on or after January 1, 1993 and SEP-IRA Contracts established on or after January 1, 1993 and before August 1, 1994, the Contract Maintenance Charge varies from $30 to $0. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings. For Contracts issued to Qualified Plans described in Section 401 of the Code and SEP-IRA Contracts established on or after August 1, 1994, the Contract Maintenance Charge varies from $12 to $0. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the purchase payment investment allocations are to the Fixed Account and Variable Account. The Company also assess an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account, for Contracts issued on or after January 1, 1993. The deduction of the Administration Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses, the Company does not expect to recover from these charges any amount in excess of accumulated expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

     The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contract; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

     For 1996, the Variable Account incurred total expenses equal to 1.56% of its average net assets relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in each Underlying Mutual Fund's prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

     At the time of purchase, Purchase Payments are allocated among one or more of the Sub-Accounts which consist of shares in the Underlying Mutual Funds. Shares of the respective Underlying Mutual Fund option(s) are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner (or Annuitant, if so authorized) designates the Underlying Mutual Fund(s) to which he or she desires to have Purchase Payments allocated. The election as to allocation of Purchase Payments or as to transfers of the Contract Value from one Sub-Account to another may be changed pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the Underlying Mutual Fund options, in addition to those set forth in the Contracts.

                                   27 of 135

RIGHT TO REVOKE

     The Contract Owner (or Annuitant, if so authorized) may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. In order to revoke the Contract it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

     A transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account may be requested without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

     At the maturity of an Interest Rate Guarantee Period, a portion of the value of the Fixed Account may be transferred to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. If a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") has been established, transfers from the Fixed Account to the Variable Account will be determined under the terms of that agreement.

     Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available automatically without the need of any affirmative election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to the person authorized to make exchanges and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall not be borne by the Company. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.

LOAN PRIVILEGE

     Loans are available only for Contracts issued on or before January 1, 1993.

     Prior to the Annuitization Date, the Owner of a Qualified Contract may receive a loan from their Contract Value, subject to the terms of the Contract, the Plan, and the Code, which imposes restrictions on loans. Individual Retirement Annuities, Individual Retirement Accounts and SEP-IRA accounts are not eligible for loans.

     Loans from Qualified Contracts are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.


                                       22

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
     All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the Fixed Account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the Fixed Account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than (3.0%). Specific loan terms are disclosed at the time of loan application or loan issuance.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as the current allocation at the time the repayment is received.

     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in Section 1035 of the Code.

     If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to an early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest , will be deducted from the Contract when the Participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the employer.

     Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee.

BENEFICIARY PROVISIONS

     Subject to the terms of any existing assignment, the Contract Owner (or Annuitant, if so authorized) may change the Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change will, upon receipt by the Company at its Home Office, take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

     Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

     The Beneficiary will be the designated person or persons who survive the Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Annuitant, the Contingent Beneficiary will become the Beneficiary.


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
OWNERSHIP PROVISIONS

     Unless otherwise provided, the Contract Owner has all rights under the Contract. Ownership rights may be exercised by the Annuitant if the Contract Owner has authorized the Annuitant to exercise such rights. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Annuitant does not survive the Contract Owner or if the Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be determined based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

SUBSTITUTION OF SECURITIES

     If the shares of the Underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

INQUIRIES

     Inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

     At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first Underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

     A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.


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
ANNUITY COMMENCEMENT DATE

     The Contract Owner (or Annuitant, if so authorized) selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

     The Contract Owner (or Annuitant, if so authorized) may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

     If requested in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Annuitant's 75th birthday.

CHANGE IN FORM OF ANNUITY

     The Contract Owner (or Annuitant, if so authorized) may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTION

     Any of the following Annuity Payment Option may be elected:

     Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

     (1) If an Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

     (2) If a Beneficiary is payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

     Some of the stated Annuity Options may not be available in all states. The Owner (or Annuitant, if so authorized) may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract. Qualified Plan Contracts or Individual Retirement Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or the Code.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.


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REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS

     The entire interest of an Annuitant under a Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Options selected, over a period not exceeding:

     A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

     B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

     If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d)) or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

     If the Owner/Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract must be distributed by December 31 of the calendar year during which the fifth anniversary of his or her death occurs unless:

     In the case of a Qualified Contract, the Owner/Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.

     If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

     Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND INDIVIDUAL RETIREMENT ACCOUNTS

     Distributions from an Individual Retirement Annuity or Individual Retirement Account must begin not later than April 1 of the calendar year following the calendar year in which the Annuitant or Account Holder attains age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner/Annuitant's life or the lives of the Owner/Annuitant and his or her spouse or Designated Beneficiary, or (b) a period not extending beyond your life expectancy or the life expectancy of the Owner/Annuitant and his or her spouse or designated Beneficiary.

     If the Owner/Annuitant dies prior to the commencement of Distributions, the interest in the Qualified Contract must be distributed by December 31 of the calendar year during which the fifth anniversary of your death occurs unless:

(a) The Owner/Annuitant has named his or her surviving spouse as the Beneficiary and such spouse elects to:

     (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

     (ii)receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which you would have attained age 70-1/2; or

(b) The Owner/Annuitant has named a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.

     If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to your death, except to the extent that a surviving spouse Beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) above.


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
     If the amounts Distributed to you do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

     A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner/Annuitant must annually report to the Internal Revenue Service the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities and Individual Retirement Accounts.

     Individual Retirement Annuity and Individual Retirement Account Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner/Annuitant dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

     The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

     ASSET REBALANCING - The Contract Owner (or Annuitant, if so authorized) may direct the automatic reallocation of contract values to the Underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company.

     Contracts issued to a Qualified Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of Fund exchanges and Underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her contract.

     The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

     DOLLAR COST AVERAGING - The Contract Owner (or Annuitant, if so authorized) may direct the Company to automatically transfer from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner (or Annuitant) in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice; such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.


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
SYSTEMATIC WITHDRAWALS


     A Contract Owner (or Annuitant, if so authorized) may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the recipient is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner (or Annuitant, if so authorized) may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

     The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

     The Company will mail to the Contract Owner (or Annuitant if so authorized to receive statements), at the last known address of record, any statements and reports required by applicable law or regulation. The Company should, therefore, be given prompt notice of any address change. The Company will send a confirmation statement each time a transaction is made affecting the Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner (or Annuitant) may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Company is otherwise notified within 30 days after receipt of the statement. The Company will also send each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

     Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the Underlying Mutual Fund options by the Contract Owner (or Annuitant, if so authorized), and converted into Accumulation Units.

     The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

     THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

     The initial Purchase Payment allocated to designated Sub-Accounts of the variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

     Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

     The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.


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
NET INVESTMENT FACTOR

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

     (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period,

(b)  is the net of:

     (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

     For Underlying Mutual Fund s that credit dividends on a daily basis and pay such dividends once a month (such as money market funds and certain bond funds), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

     The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's (or Annuitant's) interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner (or Annuitant, if so authorized) deemed by the Company to be in good order, allow the surrender of a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner (or Annuitant, if so authorized), satisfy all good order requirements, and the Company may require that signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent or fiduciary) the Company will require additional documentation of a customary nature.

     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which an interest is maintained, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's (or Annuitant's) interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.


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
     The Company will pay any Funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") or the Company's Home Office is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value upon surrender may be more or less than the total of Purchase Payments made, depending on the market value of the Underlying Mutual Fund shares.

SURRENDERS UNDER A QUALIFIED PLAN

     The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

TAXES

     INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

     The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

     Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; or (2) Individual Retirement Annuities and Individual Retirement Accounts.

     Distributions to Participants from Qualified Contracts are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

QUALIFIED PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

      The Contracts may be used with Qualified Plans (Contracts issued on or before January 1, 1993), Individual Retirement Accounts funded after January 1, 1993, and other plans receiving favorable tax treatment.) For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on Distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

      The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

     1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
          b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or c) for a specified period of ten years or more, and

     2.   a required minimum Distribution

     Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

     The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.


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
INDIVIDUAL RETIREMENT ACCOUNTS

     The Internal Revenue Service issued a ruling on September 25, 1981 that Individual Retirement Annuities could not be established using variable annuity contracts that allocated assets to separate accounts of life insurance companies, if the separate account purchased shares of publicly available Mutual Funds. The owner of such a contract is treated as the owner of the Underlying Mutual Fund shares purchased and is taxed on any dividends accruing or recognized gains.

     It is possible to establish an Individual Retirement Account funded with such a variable annuity contract, by depositing the Funds in a trust or custodial account which qualifies under Section 408 of the Code, and having the trustee or custodian purchase the Contract. Such an Individual Retirement Account is subject to rules which are comparable to those which apply to Individual Retirement Annuities. The trustee or custodian is treated as the owner of the Underlying Mutual Fund shares, and the individual establishing the account is taxed in the manner described in "Required Distributions For Individual Retirement Annuities And Individual Retirement Accounts."

                                LEGAL PROCEEDINGS

      From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


     The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

             TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
General Information and History.........................................   1
Services.................................................................  1
Purchase of Securities Being Offered.....................................  1
Underwriters.............................................................  2
Calculation of Yield Quotations of Money Market Sub-Accounts.............  2
Annuity Payments.........................................................  2
Financial Statements.....................................................  3



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                                   APPENDIX A

     Purchase Payments and transfers allocated to the Fixed Account portion of the Contract become part of the general account of the Company supporting insurance and annuity obligations. Under exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

     The Fixed Account is made up of all the general assets of the Company, other than those in Nationwide Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Account Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account after the expiration of an Interest Rate Guarantee Period.

     The Company guarantees that, at any time, the Fixed Account contract value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

     Contract Owners (or Annuitants, if so authorized) may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account from the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


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
                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

     The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.


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
                                   APPENDIX B
                               PARTICIPATING FUNDS
                         UNDERLYING MUTUAL FUND OPTIONS

          (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)



     For Contracts issued on or after January 1, 1993, Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the Underlying Mutual Fund options listed below:


     AMERICAN CENTURY: BENHAM SHORT-TERM GOVERNMENT
     (formerly Twentieth Century U.S. Governments Short-Term)
     Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.

     AMERICAN CENTURY: INCOME & GROWTH
     (formerly Benham Income & Growth Fund)
     Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk.

     AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
     (formerly Twentieth Century Growth Investors)
     Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times.

     AMERICAN CENTURY: TWENTIETH CENTURY INTERNATIONAL GROWTH
     (formerly Twentieth Century International Equity Fund)
     Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies.

     AMERICAN CENTURY: TWENTIETH CENTURY ULTRA
     (formerly Twentieth Century Ultra Investors)
     Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

     DELCHESTER FUND-INSTITUTIONAL CLASS
     Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a Mutual Fund comprised primarily of investment grade bonds.

     DREYFUS A BONDS PLUS, INC.
     Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved.

                                   40 of 135

     DREYFUS S & P 500 INDEX FUND
     Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares.

     THE DREYFUS THIRD CENTURY FUND, INC.
     Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

     EVERGREEN INCOME AND GROWTH FUND
     (formerly The Evergreen Total Return Fund)
     Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may also write covered call options.

     FEDERATED BOND FUND
     Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective.

     FIDELITY ADVISOR BALANCED FUND - CLASS T
     Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks.

     FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T
     Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential.

     FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
     Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks.

     FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
     Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities.

     FIDELITY ASSET MANAGER(TM)
     Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

     FIDELITY EQUITY-INCOME FUND
     Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation.

                                   41 of 135

     FIDELITY MAGELLAN(R) FUND
     Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the Fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the Fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the Fund's management believes that this income will have a favorable influence on the market value of the security. Because the Fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default.


     FIDELITY PURITAN FUND
     Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.



     FIDELITY VIP HIGH INCOME PORTFOLIO
     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.


     JANUS FUND
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations.

     JANUS TWENTY FUND
     Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities.

     JANUS WORLDWIDE FUND
     Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries.

     MFS(R) WORLD GOVERNMENTS FUND
     Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.

                                   42 of 135

     NATIONWIDE(R) BOND FUND
     Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.

     NATIONWIDE(R) FUND
     Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this Fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income.

     NATIONWIDE(R) GROWTH FUND
     Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this Fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth.

     NATIONWIDE(R) MONEY MARKET FUND
     Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

     NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND
     Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. Government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between 3 and 10 years.

     NEUBERGER & BERMAN GUARDIAN FUND, INC.
     Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.

     NEUBERGER & BERMAN LIMITED MATURITY BOND FUND
     Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short- to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective.

     NEUBERGER & BERMAN PARTNERS FUND, INC.
     Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk.

     OPPENHEIMER GLOBAL FUND
     Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes.

                                   43 of 135

     PHOENIX BALANCED FUND SERIES
     Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

     STRONG TOTAL RETURN FUND, INC.
     Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

     TEMPLETON FOREIGN FUND - CLASS I
     Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

     WARBURG PINCUS EMERGING GROWTH FUND
     Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential.

                                   44 of 135

                         UNDERLYING MUTUAL FUND OPTIONS
(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY
                                    1, 1993)

For Contracts issued on or after December 25, 1982, and before January 1, 1993 Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the Underlying Mutual Fund options listed below:

AMERICAN CENTURY: BENHAM SHORT-TERM GOVERNMENT
(FORMERLY TWENTIETH CENTURY U.S. GOVERNMENTS SHORT-TERM)
Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
(FORMERLY TWENTIETH CENTURY GROWTH INVESTORS)
Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the Fund remains essentially fully invested in stocks at all times.

FIDELITY CAPITAL & INCOME FUND
Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions.

FIDELITY EQUITY-INCOME FUND
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation.

FIDELITY VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities. Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

MFS(R) WORLD GOVERNMENTS FUND
Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.

NATIONWIDE(R) MONEY MARKET FUND
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

                                   45 of 135

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1997

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts..................2
Annuity Payments..............................................................2
Financial Statements..........................................................3

GENERAL INFORMATION AND HISTORY

     Nationwide Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. (NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Fund options. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

     The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

     The Contract Owner may, on written request, transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company reserves the right to restrict transfers from the Variable Account to 25% of Contract Value in any 12 month period. Such transfers must be made prior to the earlier of the Annuitization Date or the death of the Designated Annuitant. However, no such transfers will be permitted prior to the first Contract Anniversary, or within 12 months of any prior transfer. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account.

                                   46 of 135

Such portion will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing, and will be declared upon the expiration date of the then current interest rate guarantee period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

UNDERWRITERS

     The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993 no underwriting commissions were paid by the Company to NAS.

CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

     Current yield quotations of the Nationwide Money Market Fund are based on a seven calendar day historical yield, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return and multiplying the base period return by 365/7 (366/7 in a leap year). The resulting yield figure is carried to at least the nearest hundredth of one percent. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share and any such additional shares. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotations of the Fund.

     The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.

     Although the Fund determines its yield on the basis of a seven calendar day period, it may use a different time span on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Fund prospectus.

     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market Funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

     See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   47 of 135

                         Independent Auditors' Report
                         ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                     KPMG Peat Marwick LLP


Columbus, Ohio
February 7, 1997

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1996


Assets:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         352,166 shares (cost $3,329,420)                                                                       $ 3,327,970

      American Century: Income & Growth Fund (ACIncGro)
         9,549 shares (cost $201,878)                                                                               192,507

      American Century: Twentieth Century Growth Fund (ACTCGro)
         443,122 shares (cost $9,134,062)                                                                         9,695,503

      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         62,812 shares (cost $508,980)                                                                              499,981

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         260,938 shares (cost $6,797,299)                                                                         7,329,751

      Delaware Group Delchester High-Yield Bond Fund, Inc. --
      Delchester Fund Institutional Class (DeHYBd)
         151,175 shares (cost $941,293)                                                                             958,452

      Dreyfus A Bonds Plus, Inc. (DryABds)
         128,688 shares (cost $1,853,340)                                                                         1,854,392

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         147,661 shares (cost $3,174,622)                                                                         3,281,018

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         37,828 shares (cost $338,693)                                                                              333,646

      The Evergreen Total Return Fund -- Class Y (EvTotRet)
         42,997 shares (cost $839,111)                                                                              917,131

      Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)
         10,243 shares (cost $100,765)                                                                               99,873

      Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)
         31,182 shares (cost $656,849)                                                                              683,504

      Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)
         60,241 shares (cost $2,078,053)                                                                          2,126,506

      Fidelity Advisor High Yield Fund -- Class T (FAHiYld)
         65,372 shares (cost $791,211)                                                                              797,539

      Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)
         1,824 shares (cost $29,613)                                                                                 29,871

      Fidelity Asset Manager(TM) (FidAsMgr)
         184,830 shares (cost $2,829,942)                                                                         3,044,154

      Fidelity Capital & Income Fund (FidCapInc)
         132,273 shares (cost $1,191,344)                                                                         1,238,072

      Fidelity Equity-Income Fund (FidEqInc)
         333,029 shares (cost $11,426,729)                                                                       14,263,635

      Fidelity Magellan(R) Fund (FidMgln)
         144,985 shares (cost $11,657,388)                                                                       11,693,067

      Fidelity Puritan(R) Fund (FidPurtn)
         451,817 shares (cost $7,460,394)                                                                         7,789,321


      Fidelity VIP -- High Income Portfolio (FidVIPHI)
         21,554 shares (cost $242,137)                                                                              269,853

      Janus Fund (JanFund)
         65,811 shares (cost $1,679,627)                                                                          1,609,086

      Janus Twenty Fund (Jan20Fd)
         123,753 shares (cost $3,576,224)                                                                         3,399,499

      Janus Worldwide Fund (JanWrldwde)
         13,815 shares (cost $488,922)                                                                              465,425

      MFS(R) World Governments Fund -- Class A (MFSWdGvt)
         92,422 shares (cost $1,061,998)                                                                          1,044,368

      Nationwide(R) Bond Fund (NWBdFd)
         174,036 shares (cost $1,645,444)                                                                         1,616,791

      Nationwide(R) Fund (NWFund)
         123,198 shares (cost $2,028,689)                                                                         2,488,606

      Nationwide(R) Growth Fund (NWGroFd)
         276,926 shares (cost $3,089,203)                                                                         3,683,114

      Nationwide(R) Money Market Fund (NWMyMkt)
         7,642,255 shares (cost $7,642,255)                                                                       7,642,255

      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         6,582 shares (cost $65,768)                                                                                 65,816

      Neuberger & Berman Guardian Fund (NBGuard)
         203,903 shares (cost $4,851,586)                                                                         5,226,045

      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         82,284 shares (cost $820,121)                                                                              821,194

      Neuberger & Berman Partners Fund (NBPartFd)
         164,590 shares (cost $3,903,279)                                                                         4,146,017

      Oppenheimer Global Fund -- Class A (OppGlob)
         105,470 shares (cost $3,788,490)                                                                         4,116,503

      Phoenix Balanced Fund Series -- Class A (PhxBalFd)
         33,488 shares (cost $563,195)                                                                              532,116

      Strong Total Return Fund, Inc. (StTotRet)
         39,285 shares (cost $1,130,346)                                                                          1,069,724

      Templeton Foreign Fund -- Class I (TemForFd)
         332,378 shares (cost $3,231,735)                                                                         3,443,435

      Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)
         89,232 shares (cost $2,900,286)                                                                          2,964,301
                                                                                                               ------------
            Total investments                                                                                   114,760,041

   Accounts receivable                                                                                               33,220
                                                                                                               ------------
            Total assets                                                                                        114,793,261

Accounts payable                                                                                                      4,844
                                                                                                               ------------
Contract owners' equity (note 4)                                                                               $114,788,417
                                                                                                               ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                             1996               1995               1994
                                                                          -----------        -----------        -----------
Investment activity:
   Reinvested capital gains and dividends                                 $ 8,358,915          5,403,676          4,476,720
   Mortality, expense and administration charges (note 2)                  (1,250,216)          (828,380)          (666,881)
                                                                         ------------        -----------        -----------
      Net investment activity                                               7,108,699          4,575,296          3,809,839
                                                                         ------------        -----------        -----------

   Proceeds from mutual fund shares sold                                   32,882,395         19,494,999         19,343,653
   Cost of mutual fund shares sold                                        (30,480,861)       (19,182,917)       (18,215,058)
                                                                         ------------        -----------        -----------
      Realized gain (loss) on investments                                   2,401,534            312,082          1,128,595
   Change in unrealized gain (loss) on investments                          2,414,112          6,984,871         (5,977,389)
                                                                         ------------        -----------        -----------
      Net gain (loss) on investments                                        4,815,646          7,296,953         (4,848,794)
                                                                         ------------        -----------        -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                               11,924,345         11,872,249         (1,038,955)
                                                                         ------------        -----------        -----------

Equity transactions:
   Purchase payments received from contract owners                         36,936,853         21,817,759         16,078,025
   Redemptions                                                            (11,033,070)       (11,831,829)        (5,989,583)
   Annuity benefits                                                           (22,282)           (18,792)           (19,197)
   Annual contract maintenance charge (note 2)                                (82,641)           (70,366)           (68,239)
   Contingent deferred sales charges (note 2)                                (162,303)           (43,999)           (50,816)
   Adjustments to maintain reserves                                             1,139              5,498              1,593
                                                                         ------------        -----------        -----------
         Net equity transactions                                           25,637,696          9,858,271          9,951,783
                                                                         ------------        -----------        -----------

Net change in contract owners' equity                                      37,562,041         21,730,520          8,912,828
Contract owners' equity beginning of period                                77,226,376         55,495,856         46,583,028
                                                                         ------------        -----------        -----------
Contract owners' equity end of period                                    $114,788,417         77,226,376         55,495,856
                                                                         ============        ===========        ===========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utiized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            (formerly Twentieth Century Investors, Inc. -- U.S. Governments Short-Term (TCUSGvt))

         American Century: Income & Growth Fund (ACIncGro)

         American Century: Twentieth Century Growth Fund (ACTCGro)
            (formerly Twentieth Century Investors, Inc. -- Growth Investors (TCGroInv))

         American Century: Twentieth Century International Growth Fund
            (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc. -- International Equity (TCIntlEq))

         American Century: Twentieth Century Ultra Fund (ACTCUltra)
            (formerly Twentieth Century Investors, Inc. -- Ultra Investors (TCUltra))

         Delaware Group Delchester High-Yield Bond Fund, Inc. -- Delchester
            Fund Institutional Class (DeHYBd)

         Dreyfus A Bonds Plus, Inc. (DryABds)

         Dreyfus S&P 500 Index Fund (Dry500Ix) (formerly Peoples Index Fund(R), Inc. (PeoIxFd))

         The Dreyfus Third Century Fund, Inc. (Dry3dCen)

         The Evergreen Total Return Fund -- Class Y (EvTotRet)

         Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)

         Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)

         Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)

         Fidelity Advisor High Yield Fund - Class T (FAHiYld)

         Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)

         Fidelity Asset Manager(TM) (FidAsMgr)

         Fidelity Capital & Income Fund (FidCapInc)
            (not available for additional purchase payments or exchanges after May 1, 1991)

         Fidelity Equity-Income Fund (FidEqInc)

         Fidelity Magellan(R) Fund (FidMgln)

         Fidelity Puritan(R) Fund (FidPurtn)

         Portfolio of the Fidelity Variable Insurance Products Fund
            (Fidelity VIP);
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            (not available for additional purchase payments or exchanges after December 1, 1993)

         Janus Fund (JanFund)

         Janus Twenty Fund (Jan20Fd)

         Janus Worldwide Fund (JanWrldwde)

         MFS(R) World Governments Fund -- Class A (MFSWdGvt)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) U.S. Government Income Fund (NWUSGvt)
            (managed for a fee by an affiliated investment advisor)

         Neuberger & Berman Guardian Fund (NBGuard)

         Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

         Neuberger & Berman Partners Fund (NBPartFd)

         Oppenheimer Global Fund -- Class A (OppGlob)

         Phoenix Balanced Fund Series -- Class A (PhxBalFd)

         Strong Total Return Fund, Inc. (StTotRet)

         Templeton Foreign Fund -- Class I (TemForFd)

         Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January
     1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         *    Beginning unit value - Jan. 1

         *    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         *    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         *    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         *    Ending unit value - Dec. 31

         *    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in Schedule I.

(4)  Components of Contract owners's equity

     The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

     Contract owners' equity represented by:                                  Units    Unit Value
                                                                             -------   ----------
       Contracts in accumulation phase:
         American Century: Benham Short-Term Government Fund:
            Tax qualified                                                    157,941    $21.012508    $3,318,737

         American Century: Income & Growth Fund:
            Tax qualified                                                     18,133     10.551440       191,329

         American Century: Twentieth Century Growth Fund:
            Tax qualified                                                    186,518     51.389039     9,584,981

         American Century: Twentieth Century International
         Growth Fund:
            Tax qualified                                                     37,683     13.268469       499,996

         American Century: Twentieth Century Ultra Fund:
            Tax qualified                                                    530,842     13.807925     7,329,827

         Delaware Group Delchester High-Yield Bond Fund, Inc. --
         Delchester Fund Institutional Class:
            Tax qualified                                                     70,363     13.618147       958,214

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                                    169,248     10.958199     1,854,653

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                                    187,389     17.509385     3,281,066

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                                     21,194     15.742432       333,645

         The Evergreen Total Return Fund -- Class Y:
            Tax qualified                                                     65,357     14.032960       917,152

         Federated Investment Series Funds, Inc. --
         Federated Bond Fund - Class F:
            Tax qualified                                                      9,873     10.117861        99,894

         Fidelity Advisor Equity-Income Fund -- Class T:
            Tax qualified                                                     59,163     11.552736       683,495

         Fidelity Advisor Growth Opportunities Fund -- Class T:
            Tax qualified                                                    177,245     11.997760     2,126,543

         Fidelity Advisor High Yield Fund -- Class T:
            Tax qualified                                                     70,939     11.241941       797,492

         Fidelity Advisor Income & Growth Fund -- Class T:
            Tax qualified                                                      2,740     10.890814        29,841

         Fidelity Asset Manager(TM):
            Tax qualified                                                    244,667     12.442308     3,044,222

         Fidelity Capital & Income Fund:
            Tax qualified                                                     29,770     41.287772     1,229,137

         Fidelity Equity-Income Fund:
            Tax qualified                                                    257,747     55.285184    14,249,590

         Fidelity Magellan(R) Fund:
            Tax qualified                                                    656,562     17.810611    11,693,770

         Fidelity Puritan(R) Fund:
            Tax qualified                                                    475,617     16.377974     7,789,643


         Fidelity VIP -- High Income Portfolio:
            Tax qualified                                                     12,382      21.793257         269,844

         Janus Fund:
            Tax qualified                                                    133,123      12.087447       1,609,117

         Janus Twenty Fund:
            Tax qualified                                                    230,288      14.762398       3,399,603

         Janus Worldwide Fund:
            Tax qualified                                                     45,099      10.317427         465,306

         MFS(R) World Governments Fund -- Class A:
            Tax qualified                                                     28,013      36.879814       1,033,114

         Nationwide(R) Bond Fund:
            Tax qualified                                                     42,476      37.842928       1,607,416
            Non-tax qualified                                                    194      37.680696           7,310

         Nationwide(R) Fund:
            Tax qualified                                                     34,681      70.764576       2,454,186
            Non-tax qualified                                                    314      73.708492          23,144

         Nationwide(R) Growth Fund:
            Tax qualified                                                     48,441      75.405663       3,652,726
            Non-tax qualified                                                    230      79.618909          18,312

         Nationwide(R) Money Market Fund:
            Tax qualified -- Pre 12/25/82                                      49,431      24.656210       1,218,781
            Tax qualified                                                     327,248      19.580907       6,407,813
            Non-tax qualified                                                   1,317      24.812035          32,677

         Nationwide(R) U.S. Government Income Fund:
            Tax qualified                                                       6,372      10.324818          65,790

         Neuberger & Berman Guardian Fund:
            Tax qualified                                                     357,346      14.625126       5,226,230

         Neuberger & Berman Limited Maturity Bond Fund:
            Tax qualified                                                      74,163      11.068501         820,873

         Neuberger & Berman Partners Fund:
            Tax qualified                                                     222,551      18.631249       4,146,403

         Oppenheimer Global Fund -- Class A:
            Tax qualified                                                     228,413      18.022572       4,116,590

         Phoenix Balanced Fund Series -- Class A:
            Tax qualified                                                      43,659      12.187868         532,110

         Strong Total Return Fund, Inc.:
            Tax qualified                                                      63,801      16.766964       1,069,749

         Templeton Foreign Fund -- Class I:
            Tax qualified                                                     266,447      12.923758       3,443,497

         Warburg Pincus Emerging Growth Fund --
         Common Shares:
            Tax qualified                                                     250,912      11.814248       2,964,337
                                                                              =======      =========
      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                                    190,262
                                                                                                        ------------
                                                                                                        $114,788,417
                                                                                                        ============

See accompanying notes to financial statements.

                                                                      SCHEDULE I
                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                               ACBenSTGvt     ACIncGro        ACTCGro      ACTCIntlGr     ACTCUltra
                               -----------    --------       --------       ---------     ---------
1996
  Beginning unit
     value - Jan. 1            $20.449954     10.000000      45.274141     11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Reinvested capital
   gains and
   dividends                     1.108203       .745798        .989050      1.366595        .784229
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (.274998)     (.171142)      5.759350       .314097        .906054
----------------------------------------------------------------------------------------------------
  Contract charges               (.270651)     (.023216)      (.633502)     (.161134)      (.171433)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                     $21.012508     10.551440      51.389039     13.268469      13.807925
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           3%         6%(b)            14%           13%            12%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1             $18.748399         **         38.113717       10.000000       9.043121
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.086234                     6.277505        .010869        .581551
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .873119                     1.457594       1.867440       2.805900
----------------------------------------------------------------------------------------------------
  Contract charges               (.257798)                    (.574675)      (.129398)      (.141497)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                    $20.449954                    45.274141      11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           9%                          19%         17%(b)           36%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1              $19.087872         **         39.197771         **          9.505758
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                      .888205                     5.656730                      .283163
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          (.981660)                   (6.232359)                    (.626504)
----------------------------------------------------------------------------------------------------
  Contract charges                (.246018)                    (.508425)                    (.119296)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     $18.748399                    38.113717                     9.043121
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          (2)%                         (3)%                         (5)%
=====================================================================================================


                                 DeHYBd        DryABds       Dry500Ix       Dry3dCen      EvTotRet
                                --------      --------       --------       ---------     --------
1996
  Beginning unit
     value - Jan. 1             12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.289054       .647812        .780714      2.175909        .700093
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .240682      (.368674)      2.430685       .924520        .909855
----------------------------------------------------------------------------------------------------
  Contract charges               (.168714)     (.140132)      (.207529)     (.187545)      (.171972)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                      13.618147     10.958199      17.509385     15.742432      14.032960
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          11%            1%            21%            23%           11%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1              10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.215468       .658102        .397253       .897413        .668749
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .327407      1.181188       3.524795      2.507797       1.773798
----------------------------------------------------------------------------------------------------
  Contract charges               (.153021)     (.130697)      (.165699)     (.146321)      (.149362)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          13%           19%            35%            34%           22%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1               11.511092     10.000000      10.819026     10.477293      11.153183
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                     1.272604       .673864       1.169814      1.340681        .771284
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (1.770117)    (1.452714)     (1.099729)    (2.117415)     (1.484673)
----------------------------------------------------------------------------------------------------
  Contract charges                (.146308)     (.110550)      (.139945)     (.129900)      (.137995)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                      10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                         (6)%       (9)%(b)           (1)%          (9)%           (8)%
=====================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                 FedBdFd       FAEqInc        FAGrOpp        FAHiYld       FAIncGr
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1            $10.000000     10.213719      10.325686     10.057673      10.177458
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .119423       .480953        .638324      1.033892        .403927
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .020151       .998707       1.176512       .290378        .443422
-------------------------------------------------------------------------------------------------------
   Contract charges             (.021713)     (.140643)      (.142762)     (.140002)      (.133993)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.117861     11.552736      11.997760     11.241941      10.890814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      1%(b)           13%            16%           12%             7%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================


                                FidAsMgr      FidCapInc      FidEqInc        FidMgIn      FidPurtn
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1             11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .974182      3.350435       3.536178      2.629260       1.859609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .437258       .903646       6.122667     (.758693)        .307268
-------------------------------------------------------------------------------------------------------
   Contract charges             (.152735)     (.517253)      (.659152)     (.218030)      (.199795)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    12.442308     41.287772      55.285184     17.810611      16.377974
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        11%           10%            19%           10%            14%
-------------------------------------------------------------------------------------------------------
1995
   Beginning unit
     value - Jan. 1             $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .319835      3.427571       2.721500       .938243        .761762
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        1.408821      2.006467       8.520244      3.445891       1.800691
-------------------------------------------------------------------------------------------------------
   Contract charges             (.134420)     (.472205)       (.532290)    (.190447)      (.171974)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        17%           15%            30%           35%            20%
-------------------------------------------------------------------------------------------------------
1994
   Beginning unit
     value - Jan. 1            $10.415849     34.612981      35.955883     12.346838      11.972512
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .386944      2.899199       3.474735       .480494        .964375
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.082752)    (4.479225)     (3.384084)     (.704119)      (.757623)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.130674)     (.443844)      (.470497)     (.158826)      (.158851)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (8)%          (6)%           (1)%          (3)%             0%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                FidVIPHI       JanFund        Jan20Fd      JanWrldwde     MFSWdGvt
                                ---------     --------       --------      ----------    ----------
1996
   Beginning unit
     value - Jan. 1            $19.364421     10.239338      11.699046     10.000000      35.454983
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.765562      1.372042       2.474450       .631391        .996797
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .933745       .623531        .763449      (.292087)       .893467
-------------------------------------------------------------------------------------------------------
   Contract charges             (.270471)     (.147464)      (.174547)      (.021877)     (.465433)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $21.793257     12.087447      14.762398     10.317427      36.879814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        13%           18%            26%         3%(b)             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            $16.267014          **         8.701036          **        31.104159
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.177771                     1.991385                     4.432437
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        2.155057                     1.142737                      .359301
-------------------------------------------------------------------------------------------------------
   Contract charges             (.235421)                    (.136112)                    (.440914)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $19.364421                    11.699046                    35.454983
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        19%                          34%                          14%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            $16.739460          **         9.451097          **        33.728667
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.533862                      .025710                     1.658769
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.790091)                    (.657508)                   (3.874555)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.216217)                    (.118263)                    (.408722)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $16.267014                     8.701036                    31.104159
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (3)%                         (8)%                         (8)%
=======================================================================================================


                                                                            NWMyMkt
                                 NWBdFd        NWFund         NWGroFd     Pre 12/25/82     NWMyMkt
                                ---------     --------       --------     ------------   ----------
1996
   Beginning unit
     value - Jan. 1            37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.420301      5.294223       5.745821      1.177631        .935221
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (1.877444)      8.447372       5.102552       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.482801)     (.834956)      (.913858)     (.318487)      (.252927)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.842928     70.764576      75.405663     24.656210      19.580907
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        0%           22%            15%            4%             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.340919      3.894595       6.923629      1.251864        .994176
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       5.062302      9.527720       7.791689       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.452607)     (.659844)      (.779976)     (.305069)      (.242272)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       23%           28%            27%            4%             4%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            33.991130     45.422888      51.458079     22.315407      17.721943
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.317590      4.420863       1.956402       .829315        .658609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (5.061696)    (4.160340)     (1.208860)       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.414766)     (.587945)      (.669815)     (.294451)      (.233843)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      (9)%          (1)%             0%            2%             2%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                 NWUSGvt         NBGuard        NBLtdMat        NBPartFd        OppGlob
                                --------        --------        --------        --------       --------
1996
   Beginning unit
     value - Jan. 1            $10.124709       12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .584669         .818924         .652728        1.883265        .840380
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.252576)        1.409253       (.177361)        2.039177       1.862683
----------------------------------------------------------------------------------------------------------
   Contract charges             (.131984)       (.174079)       (.141936)       (.215846)      (.219341)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.324818       14.625126       11.068501       18.631249      18.022572
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                         2%             16%              3%             25%            16%
==========================================================================================================
1995
   Beginning unit
     value - Jan. 1                 **          $9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .546753         .635595        1.728556        .955752
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        2.533695         .401069        2.184589       1.269343
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.149822)       (.134946)       (.171863)      (.189635)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                        30%              9%             33%            15%
==========================================================================================================
1994
   Beginning unit
     value - Jan. 1                 **         $10.000000        9.995028       11.548721      14.119303
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .249418         .555641         .945341       1.418589
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                       (.492915)       (.588488)      (1.162325)     (1.850696)
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.116101)       (.128829)       (.148366)      (.183806)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $ 9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                    (4)%(b)            (2)%            (3)%           (4)%
==========================================================================================================


                               PhxBalFd          StTotRet        TemForFd         WPEmGro
                               --------          --------        --------        --------
1996
   Beginning unit
     value - Jan. 1            11.373217         14.893186      11.097523       10.895016
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  1.602292          2.715211        .541519         .024787
------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.635106)         (.634729)       1.440934        1.044888
------------------------------------------------------------------------------------------
   Contract charges            (.152535)         (.206704)      (.156218)       (.150443)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   12.187868         16.766964      12.923758       11.814248
------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        7%               13%            16%              8%
==========================================================================================
1995
   Beginning unit
     value - Jan. 1             9.338434         11.881033      10.000000             **
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .913359           .793239        .700873
------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.255938          2.394151        .523675
------------------------------------------------------------------------------------------
   Contract charges            (.134514)         (.175237)      (.127025)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    11.373217        14.893186      11.097523
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        22%              25%         11%(b)
===========================================================================================
1994
   Beginning unit
     value - Jan. 1            10.000000         12.205201          **                **
-------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .295350           .172665
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.843207)         (.340340)
-------------------------------------------------------------------------------------------
   Contract charges            (.113709)         (.156493)
-------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.338434         11.881033
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                   (7)%(b)              (3)%
===========================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                               NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                 NWBdFd                NWFund               NWGroFd               NWMyMkt
                                               ----------             ---------            ---------             ---------
1996
   Beginning unit value - Jan. 1               $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.409921              5.514472             6.066865              1.185080
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (1.869397)              8.798796             5.387662               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.480728)             (.869693)            (.964932)             (.320505)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.680696             73.708492            79.618909             24.812035
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                    0%                   22%                  15%                    4%
===========================================================================================================================

1995
   Beginning unit value - Jan. 1               $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.330893              4.056617             7.310483              1.259777
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        5.040599              9.924079             8.227039               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.450674)             (.687292)            (.823547)             (.306998)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                   23%                   28%                  27%                    4%
===========================================================================================================================

1994
   Beginning unit value - Jan. 1               $33.845410             47.312558            54.333269             22.456439
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.307668              4.604779             2.065716               .834547
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (5.040000)            (4.333421)           (1.276404)               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.412996)             (.612403)            (.707242)             (.296305)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  (9)%                  (1)%                   0%                    2%
===========================================================================================================================


  *An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.

                           NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1997
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         325,544 shares (cost $3,086,052)................................................................       $ 3,069,880
      American Century: Income & Growth Fund (ACIncGro)
         30,926 shares (cost $658,749)...................................................................           728,002
      American Century: Twentieth Century Growth Fund (ACTCGro)
         395,562 shares (cost $8,105,866)................................................................        10,181,775
      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         60,415 shares (cost $502,039)...................................................................           576,360
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         286,757 shares (cost $7,862,513)................................................................         9,376,964
      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         198,237 shares (cost $1,241,758)................................................................         1,280,614
      Dreyfus A Bonds Plus, Inc. (DryABds)
         125,239 shares (cost $1,791,408)................................................................         1,802,189
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         191,281 shares (cost $4,476,183)................................................................         5,111,040
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         52,758 shares (cost $488,316)...................................................................           546,577
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         41,670 shares (cost $814,274)...................................................................           959,668
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         29,794 shares (cost $289,491)...................................................................           290,487
      Fidelity Advisor Balanced Fund - Class T (FABal)
         5,232 shares (cost $89,353).....................................................................            96,368
      Fidelity Advisor Equity-Income Fund - Class T (FAEqInc)
         38,051 shares (cost $819,273)...................................................................           960,030
      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         96,799 shares (cost $3,519,296).................................................................         3,931,956
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         126,676 shares (cost $1,544,123)................................................................         1,574,584
      Fidelity Asset Manager(TM) (FidAsMgr)
         178,462 shares (cost $2,815,248)................................................................         3,217,672
      Fidelity Capital & Income Fund (FidCapInc)
         129,122 shares (cost $1,172,846)................................................................         1,229,240
      Fidelity Equity-Income Fund (FidEqInc)
         323,914 shares (cost $11,542,296)...............................................................        15,933,309
      Fidelity Magellan(R) Fund (FidMgln)
         142,931 shares (cost $11,745,373)...............................................................        13,013,832
      Fidelity Puritan(R) Fund (FidPurtn)
         527,425 shares (cost $8,913,372)................................................................        10,189,843

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         21,107 shares (cost $236,870)...................................................................           262,359
      Janus Fund (JanFund)
         104,994 shares (cost $2,703,635)................................................................         2,899,932
      Janus Twenty Fund (Jan20Fd)
         148,200 shares (cost $4,416,506)................................................................         4,871,343
      Janus Worldwide Fund (JanWrldwde)
         59,349 shares (cost $2,117,247).................................................................         2,378,695
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         73,901 shares (cost $833,080)...................................................................           815,132
      Nationwide(R) Bond Fund (NWBdFd)
         165,629 shares (cost $1,546,166)................................................................         1,525,447
      Nationwide(R) Fund (NWFund)
         134,533 shares (cost $2,381,072)................................................................         3,331,037
      Nationwide(R) Growth Fund (NWGroFd)
         264,825 shares (cost $3,115,840)................................................................         4,155,107
      Nationwide(R) Money Market Fund (NWMyMkt)
         8,399,906 shares (cost $8,399,906)..............................................................         8,399,906
      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         4,527 shares (cost $45,012).....................................................................            45,319
      Neuberger & Berman Guardian Fund (NBGuard)
         241,508 shares (cost $5,982,050)................................................................         6,984,402
      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         80,176 shares (cost $798,088)...................................................................           798,556
      Neuberger & Berman Partners Fund (NBPartFd)
         200,754 shares (cost $5,017,687)................................................................         5,870,038
      Oppenheimer Global Fund - Class A (OppGlob)
         111,143 shares (cost $4,149,888)................................................................         5,056,991
      Phoenix Balanced Fund Series - Class A (PhxBalFd)
         31,992 shares (cost $529,056)...................................................................           553,776
      Strong Total Return Fund, Inc. (StTotRet)
         48,337 shares (cost $1,400,958).................................................................         1,474,761
      Templeton Foreign Fund - Class I (TemForFd)
         411,792 shares (cost $4,114,789)................................................................         4,743,845
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         102,696 shares (cost $3,337,581)................................................................         3,699,094
                                                                                                              -------------
            Total investments............................................................................       141,936,130
   Accounts receivable...................................................................................            74,820
                                                                                                              -------------
            Total assets.................................................................................       142,010,950
ACCOUNTS PAYABLE.........................................................................................               148
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 3).........................................................................     $ 142,010,802
                                                                                                              =============


See accompanying notes to financial statements.

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)

                                                           TOTAL                       ACBenSTGvt                   ACIncGro
                                                ----------------------------    ------------------------    --------------------
                                                     1997           1996           1997          1996         1997         1996
                                                -------------    -----------    ----------    ----------    --------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................   $   1,181,299      1,014,822        91,925       117,233       3,655         --
  Mortality, expense and administration
    charges (note 2) ........................        (826,587)      (555,812)      (21,758)      (28,776)     (2,870)        --
                                                -------------    -----------    ----------    ----------    --------        ---
    Net investment activity .................         354,712        459,010        70,167        88,457         785         --
                                                -------------    -----------    ----------    ----------    --------        ---
  Proceeds from mutual fund shares sold .....      26,655,100     14,617,261       693,417       509,287     146,680         --
  Cost of mutual fund shares sold ...........     (24,092,908)   (13,597,151)     (687,086)     (517,177)   (137,531)        --
                                                -------------    -----------    ----------    ----------    --------        ---
    Realized gain (loss) on investments .....       2,562,192      1,020,110         6,331        (7,890)      9,149         --
  Change in unrealized gain (loss) on
    investments .............................      12,623,122        856,306       (14,721)      (72,229)     78,624         --
                                                -------------    -----------    ----------    ----------    --------        ---
    Net gain (loss) on investments ..........      15,185,314      1,876,416        (8,390)      (80,119)     87,773         --
                                                -------------    -----------    ----------    ----------    --------        ---
  Reinvested capital gains ..................         374,659      1,691,249          --            --          --           --
                                                -------------    -----------    ----------    ----------    --------        ---
      Net increase (decrease) in contract
        owners' equity resulting from
         operations .........................      15,914,685      4,026,675        61,777         8,338      88,558         --
                                                -------------    -----------    ----------    ----------    --------        ---
EQUITY TRANSACTIONS:

  Purchase payments received from contract
    owners - net of transfers between funds .      18,534,519     18,154,988        36,005       212,450     448,748         --
  Redemptions ...............................      (7,012,541)    (4,925,767)     (337,412)     (258,868)       (406)        --
  Annuity benefits ..........................         (11,540)       (10,994)         (467)         (468)       --           --
  Annual contract maintenance charge (note 2)         (62,190)       (51,263)       (1,282)       (1,657)        (42)        --
  Contingent deferred sales charges (note 2)         (149,519)       (38,145)      (14,178)         (638)       --           --
  Adjustments to maintain reserves ..........           8,971         (1,335)          (65)          (33)        (63)        --
                                                -------------    -----------    ----------    ----------    --------        ---
      Net equity transactions ...............      11,307,700     13,127,484      (317,399)      (49,214)    448,237         --
                                                -------------    -----------    ----------    ----------    --------        ---
Net change in contract owners' equity .......      27,222,385     17,154,159      (255,622)      (40,876)    536,795         --
Contract owners' equity beginning of period .     114,788,417     77,226,376     3,326,874     4,438,464     191,329         --
                                                -------------    -----------    ----------    ----------    --------        ---
Contract owners' equity end of period .......   $ 142,010,802     94,380,535     3,071,252     4,397,588     728,124         --
                                                =============    ===========    ==========    ==========    ========      =====

                                                        ACTCGro
                                                --------------------------
                                                   1997          1996
                                                -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................          --             --
  Mortality, expense and administration
    charges (note 2) ........................       (64,242)       (66,090)
                                                -----------    -----------
    Net investment activity .................       (64,242)       (66,090)
                                                -----------    -----------
  Proceeds from mutual fund shares sold .....     1,805,710      1,886,264
  Cost of mutual fund shares sold ...........    (1,740,608)    (2,096,221)
                                                -----------    -----------
    Realized gain (loss) on investments .....        65,102       (209,957)
  Change in unrealized gain (loss) on
    investments .............................     1,514,468        916,970
                                                -----------    -----------
    Net gain (loss) on investments ..........     1,579,570        707,013
                                                -----------    -----------
  Reinvested capital gains ..................          --             --
                                                -----------    -----------
      Net increase (decrease) in contract
        owners' equity resulting from
         operations .........................     1,515,328        640,923
                                                -----------    -----------
EQUITY TRANSACTIONS:

  Purchase payments received from contract
    owners - net of transfers between funds .          (104)      (290,213)
  Redemptions ...............................      (991,041)    (1,209,021)
  Annuity benefits ..........................        (5,584)        (5,405)
  Annual contract maintenance charge (note 2)       (12,733)       (13,858)
  Contingent deferred sales charges (note 2)        (13,749)        (3,240)
  Adjustments to maintain reserves ..........        10,290         (4,455)
                                                -----------    -----------
      Net equity transactions ...............    (1,012,921)    (1,526,192)
                                                -----------    -----------
Net change in contract owners' equity .......       502,407       (885,269)
Contract owners' equity beginning of period .     9,690,046     10,571,646
                                                -----------    -----------
Contract owners' equity end of period .......    10,192,453      9,686,377
                                                ===========    ===========


                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996

                                   (UNAUDITED)

                                                         ACTCIntlGr                ACTCUltra                     DeHYBd
                                                    ---------------------    ------------------------    ----------------------
                                                      1997        1996          1997          1996          1997         1996
                                                    ---------    --------    ----------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    --          --            --            --          56,298      42,025
  Mortality, expense and administration
    charges (note 2) ............................      (3,270)     (2,701)      (52,857)      (28,516)       (7,835)     (5,421)
                                                    ---------    --------    ----------    ----------    ----------    --------
    Net investment activity .....................      (3,270)     (2,701)      (52,857)      (28,516)       48,463      36,604
                                                    ---------    --------    ----------    ----------    ----------    --------
  Proceeds from mutual fund shares sold .........     138,636     370,371     1,034,165       244,994       113,265     175,064
  Cost of mutual fund shares sold ...............    (128,229)   (350,622)     (688,761)     (190,379)     (112,153)   (199,832)
                                                    ---------    --------    ----------    ----------    ----------    --------
    Realized gain (loss) on investments .........      10,407      19,749       345,404        54,615         1,112     (24,768)
  Change in unrealized gain (loss) on investments      83,319       2,625       981,999       318,881        21,697      12,026
    Net gain (loss) on investments ..............      93,726      22,374     1,327,403       373,496        22,809     (12,742)
                                                    ---------    --------    ----------    ----------    ----------    --------
  Reinvested capital gains ......................        --          --            --            --            --          --
                                                    ---------    --------    ----------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      90,456      19,673     1,274,546       344,980        71,272      23,862
                                                    ---------    --------    ----------    ----------    ----------    --------
EQUITY TRANSACTIONS:

  Purchase payments received from contract
    owners - net of transfers between funds .....     (13,361)    125,226     1,099,186     2,175,394       344,409     (13,407)
  Redemptions ...................................        (596)       (403)     (313,857)     (137,267)      (90,798)     (3,979)
  Annuity benefits ..............................        --          --            --            --            --          --
  Annual contract maintenance charge (note 2) ...        (115)        (30)       (3,446)       (1,597)         (219)       (134)
  Contingent deferred sales charges (note 2) ....         (15)       --          (9,285)       (6,454)       (2,252)       (117)
  Adjustments to maintain reserves ..............          (2)       (147)           51         1,288            80         (39)
                                                    ---------    --------    ----------    ----------    ----------    --------
      Net equity transactions ...................     (14,089)    124,646       772,649     2,031,364       251,220     (17,676)
                                                    ---------    --------    ----------    ----------    ----------    --------
Net change in contract owners' equity ...........      76,367     144,319     2,047,195     2,376,344       322,492       6,186
Contract owners' equity beginning of period .....     499,996     299,327     7,329,827     3,275,899       958,214     799,336
                                                    ---------    --------    ----------    ----------    ----------    --------
Contract owners' equity end of period ...........   $ 576,363     443,646     9,377,022     5,652,243     1,280,706     805,522
                                                    =========    ========    ==========    ==========    ==========    ========

                                                           DRyABds
                                                   ------------------------
                                                      1997          1996
                                                   ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      45,006        19,010
  Mortality, expense and administration
    charges (note 2) ............................     (11,416)       (4,891)
                                                   ----------    ----------
    Net investment activity .....................      33,590        14,119
                                                   ----------    ----------
  Proceeds from mutual fund shares sold .........     520,491       140,436
  Cost of mutual fund shares sold ...............    (533,026)     (130,627)
                                                   ----------    ----------
    Realized gain (loss) on investments .........     (12,535)        9,809
  Change in unrealized gain (loss) on investments       9,729       (40,725)
    Net gain (loss) on investments ..............      (2,806)      (30,916)
                                                   ----------    ----------
  Reinvested capital gains ......................        --            --
                                                   ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      30,784       (16,797)
                                                   ----------    ----------
EQUITY TRANSACTIONS:

  Purchase payments received from contract
    owners - net of transfers between funds .....      (6,458)      697,681
  Redemptions ...................................     (74,949)      (70,892)
  Annuity benefits ..............................        --            --
  Annual contract maintenance charge (note 2) ...        (480)         (251)
  Contingent deferred sales charges (note 2) ....      (1,364)         (483)
  Adjustments to maintain reserves ..............           2          --
                                                   ----------    ----------
      Net equity transactions ...................     (83,249)      626,055
                                                   ----------    ----------
Net change in contract owners' equity ...........     (52,465)      609,258
Contract owners' equity beginning of period .....   1,854,653       573,471
                                                   ----------    ----------
Contract owners' equity end of period ...........   1,802,188     1,182,729
                                                   ==========    ==========

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)

                                                            Dry500Ix                   Dry3dCen                 EvIncGro
                                                    -------------------------    --------------------    --------------------
                                                       1997          1996          1997        1996        1997        1996
                                                    -----------    ----------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --            --          --          --        22,364      21,125
  Mortality, expense and administration
    charges (note 2) ............................       (25,708)       (5,018)     (3,168)     (1,170)     (5,924)     (5,141)
    Net investment activity .....................       (25,708)       (5,018)     (3,168)     (1,170)     16,440      15,984
                                                    -----------    ----------    --------    --------    --------    --------
  Proceeds from mutual fund shares sold .........     1,554,236        44,207     332,261      29,468     101,520      31,665
  Cost of mutual fund shares sold ...............    (1,330,477)      (33,884)   (306,366)    (25,583)    (98,118)    (31,990)
                                                    -----------    ----------    --------    --------    --------    --------
    Realized gain (loss) on investments .........       223,759        10,323      25,895       3,885       3,402        (325)
  Change in unrealized gain (loss) on investments       528,461        56,665      63,307      12,800      67,374      22,541
                                                    -----------    ----------    --------    --------    --------    --------
    Net gain (loss) on investments ..............       752,220        66,988      89,202      16,685      70,776      22,216
                                                    -----------    ----------    --------    --------    --------    --------
  Reinvested capital gains ......................          --            --          --          --          --          --
                                                    -----------    ----------    --------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       726,512        61,970      86,034      15,515      87,216      38,200
                                                    -----------    ----------    --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....     1,214,350       996,322     149,306      36,368      (2,595)     10,389
  Redemptions ...................................      (108,026)       (7,181)    (21,806)     (2,281)    (40,973)     (3,212)
  Annuity benefits ..............................          --            --          --          --          --          --
  Annual contract maintenance charge (note 2) ...          (869)         (154)       (215)       (145)       (187)       (182)
  Contingent deferred sales charges (note 2) ....        (1,955)         (266)       (385)       (135)       (942)         (5)
  Adjustments to maintain reserves ..............            (5)           13          (5)          8           1          81
                                                    -----------    ----------    --------    --------    --------    --------
      Net equity transactions ...................     1,103,495       988,734     126,895      33,815     (44,696)      7,071
                                                    -----------    ----------    --------    --------    --------    --------
Net change in contract owners' equity ...........     1,830,007     1,050,704     212,929      49,330      42,520      45,271
Contract owners' equity beginning of period .....     3,281,066       483,367     333,645     157,701     917,152     765,636
                                                    -----------    ----------    --------    --------    --------    --------
Contract owners' equity end of period ...........   $ 5,111,073     1,534,071     546,574     207,031     959,672     810,907
                                                    ===========    ==========    ========    ========    ========    ========
                                                             FedBdFd
                                                      ---------------------
                                                        1997          1996
                                                      --------       ------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        9,498           --
  Mortality, expense and administration
    charges (note 2) ............................       (1,627)          --
    Net investment activity .....................        7,871           --
                                                      --------       ------
  Proceeds from mutual fund shares sold .........       17,330           --
  Cost of mutual fund shares sold ...............      (17,533)          --
                                                      --------       ------
    Realized gain (loss) on investments .........         (203)          --
  Change in unrealized gain (loss) on investments        1,889           --
                                                      --------       ------
    Net gain (loss) on investments ..............        1,686           --
  Reinvested capital gains ......................         --             --
                                                      --------       ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        9,557           --
                                                      --------       ------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....      186,439           --
  Redemptions ...................................       (3,667)          --
  Annuity benefits ..............................         --             --
  Annual contract maintenance charge (note 2) ...           (5)          --
  Contingent deferred sales charges (note 2) ....         --             --
  Adjustments to maintain reserves ..............          (13)          --
                                                      --------       ------
      Net equity transactions ...................      182,754           --
                                                      --------       ------
Net change in contract owners' equity ...........      192,311           --
Contract owners' equity beginning of period .....       99,894           --
                                                      --------       ------
Contract owners' equity end of period ...........      292,205           --
                                                      ========       ======



                                                NATIONWIDE VARIABLE ACCOUNT
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996

                                                        (UNAUDITED)

                                                                  FABal                          FAEqInc
                                                     ------------------------------  ------------------------------
                                                           1997            1996            1997           1996
                                                     --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                $   1,021             104           4,735             782
  Mortality, expense and administration
    charges (note 2).....................                      (426)            (63)         (5,330)           (462)
                                                     --------------  --------------  --------------  --------------
    Net investment activity..............                       595              41            (595)            320
                                                     --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                    15,243          14,622          75,743          27,598
  Cost of mutual fund shares sold........                   (14,365)        (15,104)        (64,906)        (26,938)
                                                     --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                       878            (482)         10,837             660
  Change in unrealized gain (loss) on investments             6,758               -         114,103            (925)
                                                     --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                     7,636            (482)        124,940            (265)
                                                     --------------  --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -               -
                                                     --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     8,231            (441)        124,345              55
                                                     --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds                  64,677             441         166,620         208,312
  Redemptions............................                    (5,952)              -         (13,671)           (429)
  Annuity benefits.......................                         -               -               -               -
  Annual contract maintenance charge (note 2)                   (53)              -            (164)             (3)
  Contingent deferred sales charges (note 2)                   (348)              -            (589)              -
  Adjustments to maintain reserves.......                       (25)              -              (7)             (2)
                                                     --------------  --------------  --------------  --------------
      Net equity transactions............                    58,299             441         152,189         207,878
                                                     --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                    66,530               -         276,534         207,933
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  29,841               -         683,495               -
                                                     --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                $   96,371               -         960,029         207,933
                                                     ==============  ==============  ==============  ==============


                                                                  FAGrOpp                          FAHiYld
                                                       ------------------------------  ------------------------------
                                                           1997            1996             1997            1996
                                                       -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                $        -                -          42,970           13,534
  Mortality, expense and administration
    charges (note 2).....................                    (18,867)          (1,860)         (7,596)         (2,236)
                                                       -------------   --------------  --------------  --------------
    Net investment activity..............                    (18,867)          (1,860)         35,374          11,298
                                                       -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                    529,346           21,694          61,592         312,740
  Cost of mutual fund shares sold........                   (460,076)         (21,358)        (60,780)       (313,496)
                                                       -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                     69,270              336             812            (756)
  Change in unrealized gain (loss) on investments            364,207           21,532          24,133          (1,501)
                                                       -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                    433,477           21,868          24,945          (2,257)
                                                       -------------   --------------  --------------  --------------
  Reinvested capital gains...............                          -                -               -               -
                                                       -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    414,610           20,008          60,319           9,041
                                                       -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds                1,489,475          839,071         745,207         461,067
  Redemptions............................                    (95,097)               -         (27,763)         (6,041)
  Annuity benefits.......................                          -                -               -               -
  Annual contract maintenance charge (note 2)                   (576)             (19)           (121)            (20)
  Contingent deferred sales charges (note 2)                  (3,001)               -            (474)           (302)
  Adjustments to maintain reserves.......                         26                2               9              (7)
                                                       -------------   --------------  --------------  --------------
      Net equity transactions............                  1,390,827          839,054         716,858         454,697
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  1,805,437          859,062         777,177         463,738
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                2,126,543                -         797,492               -
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                $ 3,931,980          859,062       1,574,669         463,738
                                                       =============   ==============  ==============  ==============


                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)



                                                                FidAsMgr                       FidCapInc
                                                      ---------------------------      --------------------------
                                                          1997            1996            1997            1996
                                                      -----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $    50,181          37,151          49,215          73,071
  Mortality, expense and administration
    charges (note 2) ............................         (20,098)        (15,940)         (7,149)         (8,797)
                                                      -----------      ----------      ----------      ----------
    Net investment activity .....................          30,083          21,211          42,066          64,274
                                                      -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold .........         614,319         236,192          79,058         274,880
  Cost of mutual fund shares sold ...............        (519,825)       (221,440)        (67,951)       (203,400)
                                                      -----------      ----------      ----------      ----------
    Realized gain (loss) on investments .........          94,494          14,752          11,107          71,480
  Change in unrealized gain (loss) on investments         188,211          47,315           9,667         (83,275)
                                                      -----------      ----------      ----------      ----------
    Net gain (loss) on investments ..............         282,705          62,067          20,774         (11,795)
                                                      -----------      ----------      ----------      ----------
  Reinvested capital gains ......................            --              --              --              --
                                                      -----------      ----------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         312,788          83,278          62,840          52,479
                                                      -----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....          80,323         314,017             (19)        (16,019)
  Redemptions ...................................        (212,727)        (19,952)        (69,355)       (238,756)
  Annuity benefits ..............................            --              --              (531)           (506)
  Annual contract maintenance charge (note 2) ...          (1,057)           (794)         (1,792)         (2,245)
  Contingent deferred sales charges (note 2) ....          (5,873)           (636)           (280)           (528)
  Adjustments to maintain reserves ..............              17             (84)           (883)            (60)
                                                      -----------      ----------      ----------      ----------
      Net equity transactions ...................        (139,317)        292,551         (72,860)       (258,114)
                                                      -----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         173,471         375,829         (10,020)       (205,635)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,044,222       2,220,460       1,238,341       1,421,302
                                                      -----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 3,217,693       2,596,289       1,228,321       1,215,667
                                                      ===========      ==========      ==========      ==========


                                                                FidEqInc                         FidMgln
                                                      ---------------------------      ---------------------------
                                                          1997            1996             1997            1996
                                                      -----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         169,340         161,239         108,309          59,156
  Mortality, expense and administration
    charges (note 2) ............................         (96,415)        (83,823)        (78,838)        (64,509)
                                                      -----------      ----------      ----------      ----------
    Net investment activity .....................          72,925          77,416          29,471          (5,353)
                                                      -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold .........       1,526,472       1,438,215       1,651,101       1,954,931
  Cost of mutual fund shares sold ...............      (1,018,509)       (891,004)     (1,363,490)     (1,631,108)
                                                      -----------      ----------      ----------      ----------
    Realized gain (loss) on investments .........         507,963         547,211         287,611         323,823
  Change in unrealized gain (loss) on investments       1,554,107         221,542       1,232,780      (1,645,529)
                                                      -----------      ----------      ----------      ----------
    Net gain (loss) on investments ..............       2,062,070         768,753       1,520,391      (1,321,706)
                                                      -----------      ----------      ----------      ----------
  Reinvested capital gains ......................         161,586         163,388         210,841       1,520,319
                                                      -----------      ----------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       2,296,581       1,009,557       1,760,703         193,260
                                                      -----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds .....         543,699       1,173,679          65,340       1,201,935
  Redemptions ...................................      (1,144,153)     (1,060,619)       (482,354)       (140,477)
  Annuity benefits ..............................          (1,584)         (1,380)           --              --
  Annual contract maintenance charge (note 2) ...         (12,538)        (12,469)         (6,133)         (3,646)
  Contingent deferred sales charges (note 2) ....         (12,777)         (3,654)        (17,472)         (5,805)
  Adjustments to maintain reserves ..............              48             145              52             150
                                                      -----------      ----------      ----------      ----------
      Net equity transactions ...................        (627,305)         95,702        (440,567)      1,052,157
                                                      -----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       1,669,276       1,105,259       1,320,136       1,245,417
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      14,264,106      12,222,053      11,693,770       9,110,875
                                                      -----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........      15,933,382      13,327,312      13,013,906      10,356,292
                                                      ===========      ==========      ==========      ==========

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                   (UNAUDITED)


                                                                               FidPurtn                     FidVIPHI
                                                                    ----------------------------  --------------------------
                                                                         1997            1996          1997           1996
                                                                    ------------    ------------  ------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................     $    158,246          89,608        18,061        33,607
  Mortality, expense and administration
    charges (note 2) ..........................................          (57,211)        (34,423)       (1,529)       (2,453)
                                                                    ------------    ------------  ------------    ----------
    Net investment activity ...................................          101,035          55,185        16,532        31,154
                                                                    ------------    ------------  ------------    ----------
  Proceeds from mutual fund shares sold .......................          609,642         235,870        27,147       144,855
  Cost of mutual fund shares sold .............................         (531,404)       (214,299)      (25,560)     (146,997)
                                                                    ------------    ------------  ------------    ----------
    Realized gain (loss) on investments .......................           78,238          21,571         1,587        (2,142)
  Change in unrealized gain (loss) on investments .............          947,544         166,695        (2,226)      (11,439)
                                                                    ------------    ------------  ------------    ----------
    Net gain (loss) on investments ............................        1,025,782         188,266          (639)      (13,581)
                                                                    ------------    ------------  ------------    ----------
  Reinvested capital gains ....................................             --              --           2,232         6,575
                                                                    ------------    ------------  ------------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......................        1,126,817         243,451        18,125        24,148
                                                                    ------------    ------------  ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ...................        1,472,626       1,458,398        (4,194)     (129,318)
  Redemptions .................................................         (190,582)        (90,430)      (21,184)      (12,887)
  Annuity benefits ............................................             --              --            --            --
  Annual contract maintenance charge (note 2) .................           (2,683)         (1,525)         (124)         (178)
  Contingent deferred sales charges (note 2) ..................           (5,951)         (3,592)          (95)          (24)
  Adjustments to maintain reserves ............................               34              89          (185)           13
                                                                    ------------    ------------  ------------    ----------
      Net equity transactions .................................        1,273,444       1,362,940       (25,782)     (142,394)
                                                                    ------------    ------------  ------------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................        2,400,261       1,606,391        (7,657)     (118,246)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................        7,789,643       4,344,394       269,844       444,801
                                                                    ------------    ------------  ------------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................     $ 10,189,904       5,950,785       262,187       326,555
                                                                    ============    ============  ============    ==========



                                                                             JanFund                        Jan20Fd
                                                                     -----------------------       -------------------------
                                                                        1997           1996           1997            1996
                                                                     ---------       -------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................................           --            --              --              --
  Mortality, expense and administration
    charges (note 2) ..........................................        (15,077)       (2,201)        (27,452)        (10,075)
                                                                     ---------       -------       ---------       ---------
    Net investment activity ...................................        (15,077)       (2,201)        (27,452)        (10,075)
                                                                     ---------       -------       ---------       ---------
  Proceeds from mutual fund shares sold .......................        336,177        20,021       1,581,620          90,463
  Cost of mutual fund shares sold .............................       (314,835)      (18,025)     (1,445,719)        (79,749)
                                                                     ---------       -------       ---------       ---------
    Realized gain (loss) on investments .......................         21,342         1,996         135,901          10,714
  Change in unrealized gain (loss) on investments .............        266,838        24,665         631,562         179,351
                                                                     ---------       -------       ---------       ---------
    Net gain (loss) on investments ............................        288,180        26,661         767,463         190,065
                                                                     ---------       -------       ---------       ---------
  Reinvested capital gains ....................................           --            --              --              --
                                                                     ---------       -------       ---------       ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ......................        273,103        24,460         740,011         179,990
                                                                     ---------       -------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ...................      1,083,334       738,220         980,704         878,124
  Redemptions .................................................        (64,103)         (514)       (243,098)        (29,864)
  Annuity benefits ............................................           --            --              --              --
  Annual contract maintenance charge (note 2) .................           (362)          (15)         (1,129)           (561)
  Contingent deferred sales charges (note 2) ..................         (1,142)         --            (4,758)           (975)
  Adjustments to maintain reserves ............................             (4)            7              33           1,656
                                                                     ---------       -------       ---------       ---------
      Net equity transactions .................................      1,017,723       737,698         731,752         848,380
                                                                     ---------       -------       ---------       ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........................      1,290,826       762,158       1,471,763       1,028,370
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...................      1,609,117          --         3,399,603       1,130,058
                                                                     ---------       -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .........................      2,899,943       762,158       4,871,366       2,158,428
                                                                     =========       =======       =========       =========


                                                NATIONWIDE VARIABLE ACCOUNT
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                       JANWRLDWDE                       MFSWDGVT
                                             ------------------------------  ------------------------------
                                                   1997            1996            1997            1996
                                             --------------  --------------  -------------   --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................            $    -               -               -               -
  Mortality, expense and administration
    charges (note 2).....................            (9,942)              -          (6,285)         (7,389)
                                             --------------  --------------  --------------  --------------
    Net investment activity..............            (9,942)              -          (6,285)         (7,389)
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..           309,800               -         339,743         210,742
  Cost of mutual fund shares sold........          (297,970)              -        (366,667)       (228,307)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..            11,830               -         (26,924)        (17,565)
  Change in unrealized gain (loss) on
    investments..........................           284,944               -            (319)          5,379
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......           296,774               -         (27,243)        (12,186)
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains...............                 -               -               -               -
                                             --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................           286,832               -         (33,528)        (19,575)
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds       1,639,228               -        (113,043)        (87,721)
  Redemptions............................           (12,516)              -         (74,976)        (54,175)
  Annuity benefits.......................                 -               -          (1,301)         (1,315)
  Annual contract maintenance charge (note 2)          (148)              -            (873)         (1,342)
  Contingent deferred sales charges (note 2)             (5)              -          (1,161)           (315)
  Adjustments to maintain reserves.......                 5               -              (1)            (10)
                                             --------------  --------------  --------------  --------------
      Net equity transactions............         1,626,564               -        (191,355)       (144,878)
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         1,913,396               -        (224,883)       (164,453)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         465,306               -       1,044,394       1,219,461
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      $  2,378,702               -         819,511       1,055,008
                                             ==============  ==============  ==============  ==============

                                                          NWBDFD                           NWFUND
                                              ------------------------------  ------------------------------
                                                  1997            1996             1997            1996
                                              -------------   --------------  -------------   --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................            50,589           47,527          20,071          17,596
  Mortality, expense and administration
    charges (note 2).....................           (10,063)          (9,379)        (18,174)        (12,762)
                                              -------------   --------------  --------------  --------------
    Net investment activity..............            40,526           38,148           1,897           4,834
                                              -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..           250,075          203,805         254,019          50,871
  Cost of mutual fund shares sold........          (273,436)        (207,123)       (158,378)        (31,998)
                                              -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..           (23,361)          (3,318)         95,641          18,873
  Change in unrealized gain (loss) on
    investments..........................             7,935          (98,422)        490,047         147,465
                                              -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......           (15,426)        (101,740)        585,688         166,338
                                              -------------   --------------  --------------  --------------
  Reinvested capital gains...............                 -                -               -               -
                                              -------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................            25,100          (63,592)        587,585         171,172
                                              -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds         (93,456)         209,302         293,395         139,649
  Redemptions............................           (21,775)         (13,267)        (41,895)         13,625
  Annuity benefits.......................              (100)            (101)           (586)           (491)
  Annual contract maintenance charge (note 2)          (521)            (399)           (948)           (747)
  Contingent deferred sales charges (note 2)           (625)            (208)           (183)             (4)
  Adjustments to maintain reserves.......               (13)             (71)           (844)            (30)
                                              -------------   --------------  --------------  --------------
      Net equity transactions............          (116,490)         195,256         248,939         152,002
                                              -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           (91,390)         131,664         836,524         323,174
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       1,616,821        1,493,256       2,488,828       1,788,791
                                              -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         1,525,431        1,624,920       3,325,352       2,111,965
                                             ==============   ==============  ==============  ==============


                          NATIONWIDE VARIABLE ACCOUNT
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                  (UNAUDITED)




                                                               NWGROFD                         NWMYMKT
                                                    ------------------------------  ------------------------------
                                                         1997            1996            1997            1996
                                                    --------------  --------------  -------------   --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................                 $   18,800          19,412         206,059         209,032
  Mortality, expense and administration
    charges (note 2).....................                    (25,136)        (21,789)        (54,634)        (56,354)
                                                      --------------  --------------  --------------  --------------
    Net investment activity..............                     (6,336)         (2,377)        151,425         152,678
                                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                    508,855         382,729       7,885,564       4,782,020
  Cost of mutual fund shares sold........                   (306,509)       (267,313)     (7,885,564)     (4,782,020)
                                                      --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                    202,346         115,416               -               -
  Change in unrealized gain (loss) on investments            445,355         105,136               -               -
                                                      --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                    647,701         220,552               -               -
                                                      --------------  --------------  --------------  --------------
  Reinvested capital gains...............                          -               -               -               -
                                                      --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    641,365         218,175         151,425         152,678
                                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds                   60,694         143,664       1,730,014         278,296
  Redemptions............................                   (225,679)       (289,613)     (1,070,376)     (1,128,739)
  Annuity benefits.......................                       (612)           (554)           (775)           (774)
  Annual contract maintenance charge (note 2)                 (1,492)         (1,307)         (4,846)         (4,947)
  Contingent deferred sales charges (note 2)                  (2,616)         (1,771)        (18,493)         (4,027)
  Adjustments to maintain reserves.......                        (46)            (20)            216            (321)
                                                      --------------  --------------  --------------  --------------
      Net equity transactions............                   (169,751)       (149,601)        635,740        (860,512)
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                    471,614          68,574         787,165        (707,834)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                3,683,393       3,217,540       7,675,383       9,264,318
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               $  4,155,007       3,286,114       8,462,548       8,556,484
                                                      ==============  ==============  ==============  ==============

                                                                NWUSGVT                          NBGUARD
                                                      ------------------------------  ------------------------------
                                                          1997            1996             1997            1996
                                                      -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................                    1,086               42          16,044          12,782
  Mortality, expense and administration
    charges (note 2).....................                     (238)              (8)        (39,603)        (16,986)
                                                     -------------   --------------  --------------  --------------
    Net investment activity..............                      848               34         (23,559)         (4,204)
                                                     -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   46,252              303         432,748         140,734
  Cost of mutual fund shares sold........                  (46,295)            (313)       (320,754)       (111,236)
                                                     -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                      (43)             (10)        111,994          29,498
  Change in unrealized gain (loss) on investments              260               22         627,893          44,241
                                                     -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                      217               12         739,887          73,739
                                                     -------------   --------------  --------------  --------------
  Reinvested capital gains...............                        -                -               -               -
                                                     -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    1,065               46         716,328          69,535
                                                     -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds                (16,974)           5,654       1,248,605       1,764,923
  Redemptions............................                   (4,312)               -        (199,249)        (23,851)
  Annuity benefits.......................                        -                -               -               -
  Annual contract maintenance charge (note 2)                  (20)              (6)         (1,600)           (412)
  Contingent deferred sales charges (note 2)                  (206)               -          (5,979)           (893)
  Adjustments to maintain reserves.......                       (6)              (3)             38             280
                                                     -------------   --------------  --------------  --------------
      Net equity transactions............                  (21,518)           5,645       1,041,815       1,740,047
                                                     -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  (20,453)           5,691       1,758,143       1,809,582
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 65,790                -       5,226,230       1,747,951
                                                     -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                   45,337            5,691       6,984,373       3,557,533
                                                     =============   ==============  ==============  ==============





                                                NATIONWIDE VARIABLE ACCOUNT
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                  NBLtDMat                        NBPArtFd
                                                      ------------------------------  ------------------------------
                                                            1997           1996            1997            1996
                                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 $   26,152          31,856               -               -
  Mortality, expense and administration
    charges (note 2).....................                     (5,295)         (6,874)        (31,260)        (11,189)
                                                      --------------  --------------  --------------  --------------
    Net investment activity..............                     20,857          24,982         (31,260)        (11,189)
                                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                    368,717         163,884         431,852          42,766
  Cost of mutual fund shares sold........                   (369,101)       (164,369)       (313,974)        (37,376)
                                                      --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                       (384)           (485)        117,878           5,390
  Change in unrealized gain (loss) on
    investments..........................                       (605)        (25,701)        609,613         145,155
                                                      --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                       (989)        (26,186)        727,491         150,545
                                                      --------------  --------------  --------------  --------------
  Reinvested capital gains...............                          -               -               -               -
                                                      --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     19,868          (1,204)        696,231         139,356
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds                   42,300         197,520       1,122,162       1,034,828
  Redemptions............................                    (82,046)        (15,499)        (91,442)        (26,128)
  Annuity benefits.......................                          -               -               -               -
  Annual contract maintenance charge (note 2)                   (175)           (144)         (1,243)           (697)
  Contingent deferred sales charges (note 2)                  (2,247)           (239)         (2,099)           (883)
  Adjustments to maintain reserves.......                          3             102              65             255
                                                      --------------  --------------  --------------  --------------
      Net equity transactions............                    (42,165)        181,740       1,027,443       1,007,375
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                    (22,297)        180,536       1,723,674       1,146,731
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  820,873         987,369       4,146,403       1,097,022
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                $   798,576       1,167,905       5,870,077       2,243,753
                                                      ==============  ==============  ==============  ==============


                                                                 OppGlob                         PhxBalFd
                                                      ------------------------------  ------------------------------
                                                           1997            1996             1997            1996
                                                      -------------   --------------  -------------   --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................                 $       -                -           6,504           6,306
  Mortality, expense and administration
    charges (note 2).....................                   (29,996)         (18,894)         (3,267)         (2,659)
                                                      -------------   --------------  --------------  --------------
    Net investment activity..............                   (29,996)         (18,894)          3,237           3,647
                                                      -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   868,740          180,513         172,594          18,588
  Cost of mutual fund shares sold........                  (729,148)        (183,147)       (177,663)        (16,732)
                                                      -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                   139,592           (2,634)         (5,069)          1,856
  Change in unrealized gain (loss) on
    investments..........................                   579,090          247,692          55,799             487
                                                      -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                   718,682          245,058          50,730           2,343
                                                      -------------   --------------  --------------  --------------
  Reinvested capital gains...............                         -                -               -             303
                                                      -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                   688,686          226,164          53,967           6,293
                                                      -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:

  Purchase payments received from contract
    owners - net of transfers between funds                 535,585          593,888         (27,460)        226,885
  Redemptions............................                  (272,745)         (72,506)         (4,557)         (1,388)
  Annuity benefits.......................                         -                -               -               -
  Annual contract maintenance charge (note 2)                (2,015)          (1,363)           (151)            (37)
  Contingent deferred sales charges (note 2)                 (9,156)          (2,276)           (132)            (38)
  Adjustments to maintain reserves.......                        65               37               2              (3)
                                                      -------------   --------------  --------------  --------------
      Net equity transactions............                   251,734          517,780         (32,298)        225,419
                                                      -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   940,420          743,944          21,669         231,712
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               4,116,590        2,499,750         532,110         270,523
                                                      -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                $5,057,010        3,243,694         553,779         502,235
                                                      =============   ==============  ==============  ==============


                                                NATIONWIDE VARIABLE ACCOUNT
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996

                                                        (UNAUDITED)

                                                         StTotRet                        TemForFd
                                               ------------------------------  -----------------------------
                                                 1997               1996            1997            1996
                                               --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................        $      5,170           2,624               -               -
  Mortality, expense and administration
    charges (note 2).....................              (8,743)         (4,616)        (26,580)         (9,869)
                                               --------------  --------------  --------------  --------------
    Net investment activity..............              (3,573)         (1,992)        (26,580)         (9,869)
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..             216,379          44,466         324,966          39,906
  Cost of mutual fund shares sold........            (197,877)        (37,651)       (291,346)        (35,972)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..              18,502           6,815          33,620           3,934
  Change in unrealized gain (loss) on
    investments.........................              134,426          24,635         417,356         115,889
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......             152,928          31,450         450,976         119,823
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains...............                   -             664               -               -
                                               --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................             149,355          30,122         424,396         109,954
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds           415,217         179,777       1,014,748       1,454,943
  Redemptions............................            (155,445)         (6,410)       (134,025)        (14,219)
  Annuity benefits.......................                   -               -               -               -
  Annual contract maintenance charge (note 2)            (278)           (162)           (967)           (175)
  Contingent deferred sales charges (note 2)           (3,990)           (233)         (3,754)           (404)
  Adjustments to maintain reserves.......                 157              10             (36)             26
                                               --------------  --------------  --------------  --------------
      Net equity transactions............             255,661         172,982         875,966       1,440,171
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             405,016         203,104       1,300,362       1,550,125
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         1,069,749         614,955       3,443,497         766,650
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $  1,474,765         818,059       4,743,859       2,316,775
                                               ==============  ==============  ==============  ==============


                                                          WPEmGro
                                               -----------------------------
                                                   1997            1996
                                              -------------   --------------
INVESTMENT ACTIVITY:

  Reinvested dividends ..................        $        -                -
  Mortality, expense and administration
    charges (note 2).....................           (20,708)          (2,478)
                                              -------------   --------------
    Net investment activity..............           (20,708)          (2,478)
                                              -------------   --------------

  Proceeds from mutual fund shares sold..           679,625          152,097
  Cost of mutual fund shares sold........          (690,918)        (134,361)
                                              -------------   --------------
    Realized gain (loss) on investments..           (11,293)          17,736
  Change in unrealized gain (loss) on
    investments..........................           297,498           (3,657)
                                              -------------   --------------
    Net gain (loss) on investments.......           286,205           14,079
                                              -------------   --------------
  Reinvested capital gains...............                 -                -
                                              -------------   --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................           265,497           11,601
                                              -------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds         539,787          935,243
  Redemptions............................           (67,933)            (524)
  Annuity benefits.......................                 -                -
  Annual contract maintenance charge (note 2)          (588)             (42)
  Contingent deferred sales charges (note 2)         (1,988)               -
  Adjustments to maintain reserves.......               (20)            (212)
                                              -------------   --------------
      Net equity transactions............           469,258          934,465
                                              -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           734,755          946,066
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       2,964,337                -
                                              -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $3,699,092          946,066
                                              =============   ==============

                                      14

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1997 and 1996
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utiized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
                (formerly Twentieth Century Investors, Inc. - U.S. Governments Short-Term (TCUSGvt))

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors (TCGroInv))

              American Century: Twentieth Century International Growth Fund
                (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc.
                - International Equity (TCIntlEq))

              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors (TCUltra))

              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)

              Dreyfus A Bonds Plus, Inc. (DryABds)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y (EvTotRet))

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Fidelity Advisor Balanced Fund - Class T (FABal)
                (formerly Fidelity Advisor Income & Growth Fund - Class T (FAIncGr)

              Fidelity Advisor Equity-Income Fund - Class T (FAEqInc)

              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity Puritan(R) Fund (FidPurtn)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);

              Fidelity VIP - High Income Portfolio (FidVIPHI)
                (not available for additional purchase payments or exchanges after December 1, 1993)

              Janus Fund (JanFund) Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) U.S. Government Income Fund (NWUSGvt)
                (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

              Neuberger & Berman Partners Fund (NBPartFd)

              Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix Balanced Fund Series - Class A (PhxBalFd)

              Strong Total Return Fund, Inc. (StTotRet)

              Templeton Foreign Fund - Class I (TemForFd)

              Warburg Pincus Emerging Growth Fund - Common Shares
                (WPEmGro)

         At June 30, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.



(3)  COMPONENTS OF CONTRACT OWNERS'S EQUITY

     The following is a summary of contract owners' equity at June 30, 1997, for each series, in both the accumulation and payout phases.

     Contract owners' equity represented by:                                  UNITS               UNIT VALUE
                                                                             -------              ----------
       Contracts in accumulation phase:

         American Century: Benham Short-Term Government Fund:
            Tax qualified ..................................                 143,074              $ 21.411922   $ 3,063,489
         American Century: Income & Growth Fund:
            Tax qualified ..................................                  58,967                12.347988       728,124
         American Century: Twentieth Century Growth Fund:
            Tax qualified ..................................                 167,576                60.064246    10,065,326
         American Century: Twentieth Century International
         Growth Fund:
            Tax qualified ..................................                  36,480                15.799415       576,363
         American Century: Twentieth Century Ultra Fund:
            Tax qualified ..................................                 587,159                15.970158     9,377,022
         Delaware Group Delchester High-Yield Bond Fund, Inc. -
         Delchester Fund Institutional Class:
            Tax qualified .................................                   88,659                14.445299     1,280,706
         Dreyfus A Bonds Plus, Inc.:
            Tax qualified .................................                  161,545                11.155948     1,802,188
         Dreyfus S&P 500 Index Fund, Inc.:
            Tax qualified .................................                  244,322                20.919413     5,111,073
         The Dreyfus Third Century Fund, Inc.:
            Tax qualified .................................                   29,751                18.371612       546,574
         Evergreen Income and Growth Fund - Class Y:
            Tax qualified .................................                   62,220                15.423843       959,672
         Federated Investment Series Funds, Inc. -
         Federated Bond Fund - Class F:
            Tax qualified .................................                   28,041                10.420617       292,205
         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified .................................                    7,805                12.347336        96,371
         Fidelity Advisor Equity-Income Fund - Class T:
            Tax qualified .................................                   72,278                13.282446       960,029
         Fidelity Advisor Growth Opportunities Fund - Class T:
            Tax qualified .................................                  286,656                13.716720     3,931,980
         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified .................................                  133,356                11.808007     1,574,669
         Fidelity Asset Manager(TM):
            Tax qualified .................................                  233,994                13.751176     3,217,693
         Fidelity Capital & Income Fund:
            Tax qualified .................................                   28,071                43.434703     1,219,256
         Fidelity Equity-Income Fund:
            Tax qualified .................................                  246,894                64.473989    15,918,241
         Fidelity Magellan(R)Fund:
            Tax qualified .................................                  634,544                20.509068    13,013,906
         Fidelity Puritan(R)Fund:
            Tax qualified .................................                  549,341                18.549323    10,189,904


         Fidelity VIP - High Income Portfolio:
            Tax qualified .................................                   11,243            23.320029           262,187
         Janus Fund:
            Tax qualified .................................                  213,760            13.566351         2,899,943
         Janus Twenty Fund:
            Tax qualified .................................                  277,567            17.550234         4,871,366
         Janus Worldwide Fund:
            Tax qualified .................................                  195,055            12.195030         2,378,702
         MFS(R)World Governments Fund - Class A:
            Tax qualified .................................                   22,644            35.765728           809,879
         Nationwide(R)Bond Fund:
            Tax qualified .................................                   39,382            38.510870         1,516,635
            Non-tax qualified .............................                      177            38.345774             6,787
         Nationwide(R) Fund:
            Tax qualified .................................                   37,845            86.766810         3,283,690
            Non-tax qualified .............................                      314            90.376443            28,378
         Nationwide(R) Growth Fund:
            Tax qualified .................................                   46,390            88.806418         4,119,730
            Non-tax qualified .............................                      230            93.768413            21,567
         Nationwide(R) Money Market Fund:
            Tax qualified - Pre 12/25/82 ..................                   46,306            25.105010         1,162,513
            Tax qualified .................................                  364,018            19.937325         7,257,545
            Non-tax qualified                                                  1,070            25.263671            27,032
         Nationwide(R) U.S. Government Income Fund:
            Tax qualified .................................                    4,287            10.575346            45,337
         Neuberger & Berman Guardian Fund:
            Tax qualified .................................                  424,883            16.438344         6,984,373
         Neuberger & Berman Limited Maturity Bond Fund:
            Tax qualified .................................                   70,469            11.332296           798,576
         Neuberger & Berman Partners Fund:
            Tax qualified .................................                  273,192            21.487003         5,870,077
         Oppenheimer Global Fund - Class A:
            Tax qualified .................................                  242,259            20.874396         5,057,010
         Phoenix Balanced Fund Series - Class A:
            Tax qualified .................................                   41,412            13.372440           553,779
         Strong Total Return Fund, Inc.:
            Tax qualified .................................                   78,726            18.732879         1,474,765
         Templeton Foreign Fund - Class I:
            Tax qualified .................................                  332,251            14.277936         4,743,859
         Warburg Pincus Trust Emerging Growth Fund -
         Common Shares:
            Tax qualified .................................                  290,645            12.727183         3,699,092
                                                                             =======            =========
      Reserves for annuity contracts in payout phase:
            Tax qualified .................................                                                         213,189
                                                                                                                 ----------
                                                                                                              $ 142,010,802
                                                                                                              =============




See accompanying notes to financial statements.

================================================================================

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                           Consolidated Balance Sheets
               (in millions of dollars, except per share amounts)

                                                                                             (Unaudited)
                                                                                            September 30,   December 31,
                                ASSETS                                                          1997            1996
                                                                                            -------------   ------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $12,313.6 in 1997; $11,970.9 in 1996)                  $12,738.7       12,304.6
      Equity securities (cost $60.8 in 1997; $43.9 in 1996)                                       73.8           59.1
   Mortgage loans on real estate, net                                                          5,135.4        5,272.1
   Real estate, net                                                                              305.1          265.8
   Policy loans                                                                                  403.9          371.8
   Other long-term investments                                                                    23.0           28.7
   Short-term investments                                                                        431.8            4.8
                                                                                             ---------      ---------
                                                                                              19,111.7       18,306.9
                                                                                             ---------      ---------
Cash                                                                                             100.7           43.8
Accrued investment income                                                                        221.3          210.2
Deferred policy acquisition costs                                                              1,570.0        1,366.5
Investment in subsidiaries classified as discontinued operations                                   -            485.7
Other assets                                                                                     394.6          426.5
Assets held in Separate Accounts                                                              36,791.6       26,926.7
                                                                                             ---------      ---------
                                                                                             $58,189.9       47,766.3
                                                                                             ---------      ---------
                                                                                             ---------      ---------

                             LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                            $17,817.8       17,179.1
Policyholders' dividend accumulations                                                            369.4          361.4
Other policyholder funds                                                                          59.7           60.1
Accrued federal income tax:
   Current                                                                                        46.3           30.2
   Deferred                                                                                      207.1          162.2
                                                                                             ---------      ---------
                                                                                                 253.4          192.4
                                                                                             ---------      ---------
Dividend payable                                                                                   -            485.7
Other liabilities                                                                                536.2          423.0
Liabilities related to Separate Accounts                                                      36,791.6       26,926.7
                                                                                             ---------      ---------
                                                                                              55,828.1       45,628.4
                                                                                             ---------      ---------

Shareholder's equity:
   Capital shares, $1.00 par value. Authorized 5.0 million shares,
      issued and outstanding 3.8 million shares                                                    3.8            3.8
   Additional paid-in capital                                                                    914.7          527.9
   Retained earnings                                                                           1,229.9        1,432.6
   Unrealized gains on securities available-for-sale, net                                        213.4          173.6
                                                                                             ---------      ---------
                                                                                               2,361.8        2,137.9
                                                                                             ---------      ---------
                                                                                             $58,189.9       47,766.3
                                                                                             ---------      ---------
                                                                                             ---------      ---------



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                        Consolidated Statements of Income
                                   (Unaudited)
                            (in millions of dollars)

                                                                       Three months                  Nine months
                                                                           ended                        ended
                                                                       September 30,                September 30,
                                                                  -----------------------      -----------------------
                                                                    1997           1996          1997           1996
                                                                  --------       --------      --------       --------
Revenues:
  Investment product and universal life insurance product
    policy charges                                                $143.3          102.3          393.4          288.8
  Life insurance premiums                                           50.2           47.2          155.9          150.3
  Net investment income                                            355.3          339.9        1,047.6        1,009.6
  Realized gains (losses) on investments                            (4.8)          (5.1)           4.3            4.3
  Other income                                                      12.4            9.9           38.2           28.5
                                                                 -------        -------        -------        -------
                                                                   556.4          494.2        1,639.4        1,481.5
                                                                 -------        -------        -------        -------

Benefits and expenses:
  Interest credited                                                256.0          245.6          756.9          732.9
  Other benefits and claims                                         41.8           51.5          134.3          139.4
  Provision for policyholders' dividends on
    participating policies                                           9.1            8.7           31.3           31.5
  Amortization of deferred policy acquisition costs                 43.7           25.7          126.7           96.8
  Other operating expenses                                          97.9           91.8          286.0          239.9
                                                                 -------        -------        -------        -------
                                                                   448.5          423.3        1,335.2        1,240.5
                                                                 -------        -------        -------        -------

       Income from continuing operations before federal
         income tax expense                                        107.9           70.9          304.2          241.0
                                                                 -------        -------        -------        -------

Federal income tax expense (benefit):
   Current                                                          28.2           35.3           83.4           93.9
   Deferred                                                          9.5          (10.0)          23.5           (9.4)
                                                                 -------        -------        -------        -------
                                                                    37.7           25.3          106.9           84.5
                                                                 -------        -------        -------        -------

       Income from continuing operations                            70.2           45.6          197.3          156.5

Income from discontinued operations (less federal income
   tax expense of $1.0 and $5.0 in 1996)                             -              2.3            -              9.6
                                                                 -------        -------        -------        -------

       Net income                                                $  70.2           47.9          197.3          166.1
                                                                 -------        -------        -------        -------
                                                                 -------        -------        -------        -------



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)

                                                                                               Unrealized
                                                                                             gains (losses)
                                                                Additional                    on securities      Total
                                                   Capital        paid-in       Retained     available-for-  shareholder's
                                                   shares         capital       earnings        sale, net       equity
                                                  ---------     ----------      --------      -------------  -------------
1996:
   Balance, January 1, 1996                          $3.8          657.1        1,583.3          384.3          2,628.5
   Dividends to shareholder                           -            (79.3)        (356.3)         (28.6)          (464.2)
   Net income                                         -              -            166.1            -              166.1
   Unrealized losses on securities
     available-for-sale, net                          -              -              -           (249.8)          (249.8)
                                                   ------        -------       --------        -------         --------
   Balance, September 30, 1996                       $3.8          577.8        1,393.1          105.9          2,080.6
                                                   ------        -------       --------        -------         --------
                                                   ------        -------       --------        -------         --------


1997:
   Balance, January 1, 1997                           3.8          527.9        1,432.6          173.6          2,137.9
   Capital contributions                              -            836.8            -              -              836.8
   Dividends to shareholder                           -           (450.0)        (400.0)           -             (850.0)
   Net income                                         -              -            197.3            -              197.3
   Unrealized gains on securities
     available-for-sale, net                          -              -              -             39.8             39.8
                                                   ------        -------       --------        -------         --------
   Balance, September 30, 1997                       $3.8          914.7        1,229.9          213.4          2,361.8
                                                   ------        -------       --------        -------         --------
                                                   ------        -------       --------        -------         --------


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)


                                                                                1997           1996
                                                                             ----------     ----------
Cash flows from operating activities:
  Net income                                                                 $    197.3          166.1
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Capitalization of deferred policy acquisition costs                          (358.2)        (313.7)
    Amortization of deferred policy acquisition costs                             126.7           96.8
    Amortization and depreciation                                                  (0.5)           5.2
    Realized gains on investments, net                                             (4.3)          (4.3)
    Deferred federal income tax                                                    23.5           15.1
    Increase in accrued investment income                                         (11.1)          (2.5)
    Decrease (increase) in other assets                                            31.4          (36.0)
    Increase in policyholder account balances                                      58.2          233.3
    Increase in policyholders' dividend accumulations                               8.0           10.0
    Increase (decrease) in accrued federal income tax payable                      16.1           (0.6)
    Increase in other liabilities                                                 113.2          176.6
    Other, net                                                                     (3.9)         (19.3)
                                                                             ----------     ----------
      Net cash provided by operating activities                                   196.4          326.7
                                                                             ----------     ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                         640.8          917.4
  Proceeds from sale of securities available-for-sale                             248.7          223.3
  Proceeds from repayments of mortgage loans on real estate                       296.1          191.1
  Proceeds from sale of real estate                                                23.2           16.1
  Proceeds from repayments of policy loans and sale of
    other invested assets                                                          19.8           18.6
  Cost of securities available-for-sale acquired                               (1,732.1)      (1,047.9)
  Cost of mortgage loans on real estate acquired                                 (552.2)        (721.7)
  Cost of real estate acquired                                                    (24.3)          (4.8)
  Policy loans issued and other invested assets acquired                          (48.2)         (43.1)
  Short-term investments, net                                                    (428.2)         (62.3)
                                                                             ----------     ----------
      Net cash used in investing activities                                    (1,556.4)        (513.3)
                                                                             ----------     ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                             836.8            -
  Increase in investment product and universal
    life insurance product account balances                                     2,343.1        1,851.3
  Decrease in investment product and universal
    life insurance product account balances                                    (1,763.0)      (1,597.0)
                                                                             ----------     ----------
      Net cash provided by financing activities                                 1,416.9          254.3
                                                                             ----------     ----------

Net increase in cash                                                               56.9           67.7

Cash, beginning of period                                                          43.8            9.4
                                                                             ----------     ----------
Cash, end of period                                                          $    100.7           77.1
                                                                             ----------     ----------
                                                                             ----------     ----------


See accompanying notes to unaudited consolidated financial statements.

              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 1997

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). On January 27, 1997, Nationwide Corp. contributed the common stock of NLIC to Nationwide Financial Services, Inc. (NFS). NFS was formed by Nationwide Corp. in November 1996 as a holding company for members of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. NLIC and its subsidiaries are collectively referred to as "the Company."

     The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1996 included in the Company's annual report on Form 10-K.

     Certain items in the prior period consolidated financial statements have been reclassified to conform to the current period presentation.

(2)  DIVIDENDS AND CAPITAL CONTRIBUTIONS

     On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the common stock of certain subsidiaries classified as discontinued operations. As of and during the year ended December 31, 1996, these previously wholly owned subsidiaries of NLIC were classified as discontinued operations since they do not offer or distribute long-term savings and retirement products. The dividend was paid by NLIC on January 1, 1997.

     On February 24, 1997, NLIC paid a dividend to NFS, which made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. NLIC recognized a gain of $14.4 million on the transfer of securities.

     On March 10, 1997 and March 11, 1997, NFS made cash capital contributions to NLIC totaling $836.8 million.

PART C. OTHER INFORMATION
Item 24. FINANCIAL STATEMENTS AND EXHIBITS
         (a) Financial Statements:

            (1) Financial statements and schedule included
                in Prospectus
                (Part A)                                                      20
                Condensed Financial Information.

            (2) Financial statements and schedule included
                in Part B:                                                    48
                Those financial statements and schedule required
                by Item 23 to be included in Part B have been
                incorporated therein by reference to
                the Prospectus (Part A).

         Nationwide Variable Account:
               Independent Auditors' Report.                                  48

               Statement of Assets, Liabilities and Contract
               Owners' Equity as of December 31, 1996.                        49

               Statements of Operations and Changes in
               Contract Owners' Equity for the years ended
               December 31, 1996, 1995 and 1994.                              51

               Notes to Financial Statements.                                 52
               Schedules of Changes in Unit Value.                            57

               Statements of Assets, Liabilities and Contract
               Owners' Equity as of June 30, 1997 (unaudited).                62

               Statements of Operations and Changes in Contract
               Owners' Equity for six months period ended June 30,
               1997 and 1996 (unaudited).                                     64

               Notes to Financial Statements as of June 30, 1997 and 1996
               (unaudited).                                                   74

         Nationwide Life Insurance Company:
               Independent Auditors' Report.                                  79

               Consolidated Balance Sheets as of December
               31, 1996 and 1995.                                             80

               Consolidated Statements of Income for the
               years ended December 31, 1996, 1995 and
               1994.                                                          81

               Consolidated Statements of Shareholder's
               Equity for the years ended December 31,
               1996, 1995 and 1994.                                           82

               Consolidated Statements of Cash Flows for
               the years ended December 31, 1996, 1995
               and 1994.                                                      83

               Notes to Consolidated Financial Statements.                    84

               Consolidated Balance Sheets (unaudited) for nine months
               ended September 30, 1997 and 1996.                            103

               Consolidated Statements of Income (unaudited) for three and
               nine months ended September 30, 1997 and 1996.                104

               Consolidated Statements of Shareholder's Equity (unaudited)
               for nine months ended September  30, 1997 and 1996.           105

               Consolidated Statements of Cash Flows (unaudited) for
               nine months ended September 30, 1997 and 1996.                106

               Notes to Unaudited Consolidated Financial Statements for
               nine months ended September 30, 1997.                         107



                                   108 of 135

               Schedule I - Consolidated Summary of Investments - Other
               Than Investments in Related Parties                           131
               Schedule III - Supplementary Insurance
               Information                                                   132
               Schedule IV - Reinsurance                                     133
               Schedule V - Valuation and Qualifying Accounts                134







                                   109 of 135

Item 24. (b) Exhibits


               (1)  Resolution of the Depositor's
                    Board of Directors authorizing
                    the establishment of the
                    Registrant - Filed previously
                    with the Registration
                    Statement, (File No. 2-58043),
                    and hereby incorporated by
                    reference.

               (2)  Not Applicable

               (3)  Underwriting or Distribution
                    of Contracts between the
                    Registrant and Principal
                    Underwriter - Filed
                    previously with the
                    Registration Statement,
                    (File No. 2-58043), and
                    hereby incorporated by
                    reference.
               (4)  The form of the variable
                    annuity contract - Filed
                    previously with the
                    Registration Statement (File
                    No. 2-58043), and hereby
                    incorporated by reference.
               (5)  Variable Annuity Application
                    - Attached hereto.
               (6)  Articles of Incorporation of
                    Depositor -Filed previously
                    with the Registration
                    Statement (File No.
                    2-58043), and hereby
                    incorporated by reference.

               (7)  Not Applicable
               (8)  Not Applicable

               (9)  Opinion of Counsel - Filed
                    previously with the
                    Registration Statement (File
                    No. 2-58043) and hereby
                    incorporated by reference.

               (10) Not Applicable
               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable


                    110 of 135

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL                    POSITIONS AND OFFICES
          BUSINESS ADDRESS                         WITH DEPOSITOR

          Lewis J. Alphin                             Director
          519 Bethel Church Road
          Mount Olive, NC  28365

          Keith W. Eckel                              Director
          1647 Falls Road
          Clarks Summit, PA 18411

          Willard J. Engel                            Director
          1100 East Main Street
          Marshall, MN 56258

          Fred C. Finney                              Director
          1558 West Moreland Road
          Wooster, OH 44691

          Charles L. Fuellgraf, Jr.                   Director
          600 South Washington Street
          Butler, PA  16001

          Joseph J. Gasper                 President and Chief Operating Officer
          One Nationwide Plaza                      and Director
          Columbus, OH  43215

          Henry S. Holloway                     Chairman of the Board
          1247 Stafford Road                        and Director
          Darlington, MD  21034

          Dimon Richard McFerson        Chairman and Chief Executive Officer-
          One Nationwide Plaza             Nationwide Insurance Enterprise
          Columbus, OH  43215                         and Director

          David O. Miller                             Director
          115 Sprague Drive
          Hebron, OH  43025

          C. Ray Noecker                              Director
          2770 Winchester Southern S.
          Ashville, OH 43103

          James F. Patterson                          Director
          8765 Mulberry Road
          Chesterland, OH  44026



                                   111 of 135

           NAME AND PRINCIPAL                  POSITIONS AND OFFICES
           BUSINESS ADDRESS                        WITH DEPOSITOR

           Arden L. Shisler                          Director
           1356 North Wenger Road
           Dalton, OH  44618

           Robert L. Stewart                         Director
           88740 Fairview Road
           Jewett, OH  43986

           Nancy C. Thomas                           Director
           10835 Georgetown Street NE
           Louisville, OH  44641

           Harold W. Weihl                           Director
           14282 King Road
           Bowling Green, OH  43402

           Gordon E. McCutchan               Executive Vice President,
           One Nationwide Plaza             Law and Corporate Services
           Columbus, OH  43215                     and Secretary

           Robert A. Oakley                    Executive Vice President-
           One Nationwide Plaza                  Chief Financial Officer
           Columbus, OH  43215

           Robert J. Woodward, Jr.             Executive Vice President -
           One Nationwide Plaza                 Chief Investment Officer
           Columbus, OH  43215

           James E. Brock                        Senior Vice President -
           One Nationwide Plaza                  Life Company Operations
           Columbus, OH  43215

           W. Sidney Druen                  Senior Vice President and General
           One Nationwide Plaza              Counsel and Assistant Secretary
           Columbus, OH  43215

           Harvey S. Galloway, Jr           Senior Vice President-Chief Actuary-
           One Nationwide Plaza                Life, Health and Annuities
           Columbus, OH  43215

           Richard A. Karas                  Senior Vice President - Sales -
           One Nationwide Plaza                    Financial Services
           Columbus, OH  43215

           Michael D. Bleiweiss                      Vice President-
           One Nationwide Plaza               Individual Annuity Operations
           Columbus, OH  43215



                                   112 of 135

           NAME AND PRINCIPAL                   POSITIONS AND OFFICES
           BUSINESS ADDRESS                         WITH DEPOSITOR


           Matthew S. Easley            Vice President - Marketing, Innovation
           One Nationwide Plaza                     and Compliance
           Columbus, OH  43215


           Ronald L. Eppley                         Vice President-
           One Nationwide Plaza                  Applications Services
           Columbus, OH  43215

           Timothy E. Murphy                        Vice President-
           One Nationwide Plaza                   Strategic Marketing
           Columbus, Ohio  43215

           R. Dennis Noice                          Vice President-
           One Nationwide Plaza                    Retail Operations
           Columbus, OH  43215


           Joseph P. Rath                      Vice President - Product
           One Nationwide Plaza                  and Market Compliance
           Columbus, OH  43215



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** other subsidiaries


                                   113 of 135

                                           NO. VOTING
                                           SECURITIES
                              STATE           (SEE
                                OF          ATTACHED
         COMPANY           ORGANIZATION      CHART)        PRINCIPAL BUSINESS
                                             UNLESS
                                            OTHERWISE
                                            INDICATED
Affiliate Agency, Inc.         Delaware                    Life Insurance Agency
Affiliate Agency of              Ohio                      Life Insurance Agency
Ohio, Inc.
Allnations, Inc.                 Ohio                      Promotes cooperative insurance
                                                           corporations worldwide
American Marine                Florida                     Underwriting Manager
Underwriters, Inc.
Auto Direkt Insurance          Germany                     Insurance Company
Company
The Beak and Wire                Ohio                      Radio Tower Joint Venture
Corporation
California Cash               California                   Investment Securities Agent
Management Company
Colonial County Mutual          Texas                      Insurance Company
Insurance Company
Colonial Insurance            California                   Insurance Company
Company of California
Columbus Insurance             Germany                     Insurance Broker
Brokerage and Service
GMBH
Companies Agency, Inc.        Wisconsin                    Insurance Broker
Companies Agency              California                   Insurance  Broker
Insurance Services of
California
Companies Agency of            Alabama                     Insurance Broker
Alabama, Inc.
Companies Agency of             Idaho                      Insurance Broker
Idaho, Inc.
Companies Agency of            Illinois                    Acts as Collection Agent for
Illinois, Inc.                                             Policies placed through Brokers
Companies Agency of            Kentucky                    Insurance Broker
Kentucky, Inc.
Companies Agency of         Massachusetts                  Insurance Broker
Massachusetts, Inc.
Companies Agency of New        New York                    Insurance Broker
York, Inc.
Companies Agency of          Pennsylvania                  Insurance Broker
Pennsylvania, Inc.
Companies Agency of            Arizona                     Insurance Broker
Phoenix, Inc.
Companies Agency of             Texas                      Insurance Broker
Texas, Inc.
Companies Annuity Agency        Texas                      Insurance Broker
of Texas, Inc.
Countrywide Services           Delaware                    Products Liability,
Corporation                                                Investigative and Claims
                                                           Management Services
Employers Insurance of        Wisconsin                    Insurance Company
Wausau A Mutual Company


                                   114 of 135

                                              NO. VOTING
                                              SECURITIES
                                 STATE           (SEE
                                   OF          ATTACHED
            COMPANY           ORGANIZATION      CHART)        PRINCIPAL BUSINESS
                                                UNLESS
                                               OTHERWISE
                                               INDICATED
** Employers Life Insurance      Wisconsin                    Life Insurance Company
   Company of Wausau
   F & B, Inc.                      Iowa                      Insurance Agency
   Farmland Mutual                  Iowa                      Insurance Company
   Insurance Company
   Financial Horizons             Alabama                     Life Insurance Agency
   Distributors Agency of
   Alabama, Inc.
   Financial Horizons               Ohio                      Life Insurance Agency
   Distributors Agency of
   Ohio, Inc.
   Financial Horizons             Oklahoma                    Life Insurance Agency
   Distributors Agency of
   Oklahoma, Inc.
   Financial Horizons              Texas                      Life Insurance Agency
   Distributors Agency of
   Texas, Inc.
*  Financial Horizons          Massachusetts                  Investment Company
   Investment Trust
   Financial Horizons             Oklahoma                    Broker Dealer
   Securities Corporation
   Gates, McDonald & Company        Ohio                      Cost Control Business
   Gates, McDonald &               Nevada                     Self-Insurance Administration
   Company of Nevada                                          Claims Examinations and Data
                                                              Processing Services
   Gates, McDonald &              New York                    Workers Compensation Claims
   Company of New York, Inc.                                  Administration
   Gates, McDonald Health           Ohio                      Managed Care Organization
   Plus, Inc.
   Greater La Crosse Health      Wisconsin                    Writes Commercial Health and
   Plans, Inc.                                                Medicare Supplement Insurance
   Insurance                        Ohio                      Insurance Broker and Insurance
   Intermediaries, Inc.                                       Agency
   Key Health Plan, Inc.         California                   Pre-paid health plans
   Landmark Financial             New York                    Life Insurance Agency
   Services of New York,
   Inc.
   Leben Direkt Insurance         Germany                     Life Insurance Company
   Company
   Lone Star General               Texas                      Insurance Agency
   Agency, Inc.
** MRM Investments, Inc.            Ohio                      Owns and operates a
                                                              Recreational Ski Facility
** National Casualty Company      Michigan                    Insurance Company
   National Casualty           Great Britain                  Insurance Company
   Company of America, Ltd.
** National Premium and           Delaware                    Insurance Administrative
   Benefit Administration                                     Services
   Company
** Nationwide Advisory              Ohio                      Registered Broker-Dealer,
   Services, Inc.                                             Investment Manager and
                                                              Administrator
   Nationwide Agency, Inc.          Ohio                      Insurance Agency
   Nationwide Agribusiness          Iowa                      Insurance Company
   Insurance Company
** Nationwide Asset            Massachusetts                  Investment Company
   Allocation Trust
   Nationwide Cash                  Ohio                      Investment Securities Agent
   Management Company


                                   115 of 135

                                              NO. VOTING
                                              SECURITIES
                                  STATE          (SEE
                                    OF         ATTACHED
             COMPANY           ORGANIZATION     CHART)          PRINCIPAL BUSINESS
                                                UNLESS
                                               OTHERWISE
                                               INDICATED
    Nationwide                     Ohio                        Radio Broadcasting Business
    Communications, Inc.
    Nationwide Community           Ohio                        Redevelopment of blighted
    Urban Redevelopment                                        areas within the City of
    Corporation                                                Columbus, Ohio
    Nationwide Corporation         Ohio                        Organized for the purpose of
                                                               acquiring, holding,
                                                               encumbering, transferring, or
                                                               otherwise disposing of shares,
                                                               bonds, and other evidences
                                                               of indebtedness, securities,
                                                               and contracts of other
                                                               persons, associations,
                                                               corporations, domestic or
                                                               foreign and to form or
                                                               acquire the control
                                                               of other corporations
 *  Nationwide Development         Ohio                        Owns, leases and manages
    Company                                                    commercial real estate
    Nationwide Financial         Delaware                      Insurance Agency
    Institution Distributors
    Agency, Inc.
    Nationwide Financial         Delaware                      Holding Company
    Services, Inc.
    Nationwide General             Ohio                        Insurance Company
    Insurance Company
    Nationwide HMO, Inc.           Ohio                        Health Maintenance Organization
 *  Nationwide Indemnity           Ohio                        Reinsurance Company
    Company
    Nationwide Insurance           Ohio                        Membership Non-Profit
    Enterprise Foundation                                      Corporation
    Nationwide Insurance           Ohio                        Membership Non-Profit
    Golf Charities, Inc.                                       Corporation
    Nationwide Investing         Michigan                      Investment Company
    Foundation
 *  Nationwide Investing      Massachusetts                    Investment Company
    Foundation II
    Nationwide Investment        Oklahoma                      Registered Broker-Dealer in
    Services Corporation                                       Deferred Compensation Market
    Nationwide Investors           Ohio                        Stock Transfer Agent
    Services, Inc.
 ** Nationwide Life and            Ohio                        Life Insurance Company
    Annuity Insurance Company
 ** Nationwide Life                Ohio                        Life Insurance Company
    Insurance Company
    Nationwide Lloyds             Texas                        Texas Lloyds Company
    Nationwide Management          Ohio                        Develops and operates Managed
    Systems, Inc.                                              Care Delivery System
    Nationwide Mutual Fire         Ohio                        Insurance Company
    Insurance Company
    Nationwide Mutual              Ohio                        Insurance Company
    Insurance Company
    Nationwide Properties,         Ohio                        Develops, owns and operates
    Ltd.                                                       real estate and real estate
                                                               investments.
    Nationwide Property and        Ohio                        Insurance Company
    Casualty Insurance
    Company


                                   116 of 135

                                                NO. VOTING
                                                SECURITIES
                                   STATE           (SEE
                                     OF          ATTACHED
            COMPANY             ORGANIZATION      CHART)         PRINCIPAL BUSINESS
                                                  UNLESS
                                                 OTHERWISE
                                                 INDICATED
   Nationwide Realty                 Ohio                        Develops, owns and operates
   Investors, Ltd.                                               real estate and real estate
                                                                 investments.
*  Nationwide Separate          Massachusetts                    Investment Company
   Account Trust
   NEA Valuebuilder                Delaware                      Life Insurance Agency
   Investor Services, Inc.
   NEA Valuebuilder                Alabama                       Life Insurance Agency
   Investor Services of
   Alabama, Inc.
   NEA Valuebuilder                Arizona                       Life Insurance Agency
   Investor Services of
   Arizona, Inc.
   NEA Valuebuilder                Montana                       Life Insurance Agency
   Investor Services of
   Montana, Inc.
   NEA Valuebuilder                 Nevada                       Life Insurance Agency
   Investor Services of
   Nevada, Inc.
   NEA Valuebuilder                  Ohio                        Life Insurance Agency
   Investor Services of
   Ohio, Inc.
   NEA Valuebuilder                Oklahoma                      Life Insurance Agency
   Investor Services of
   Oklahoma, Inc.
   NEA Valuebuilder                 Texas                        Life Insurance Agency
   Investor Services of
   Texas, Inc.
   NEA Valuebuilder                Wyoming                       Life Insurance Agency
   Investor Services of
   Wyoming, Inc.
   NEA Valuebuilder             Massachusetts                    Life Insurance Agency
   Services Insurance
   Agency, Inc.
   Neckura General                 Germany                       Insurance Company
   Insurance Company
   Neckura Holding Company         Germany                       Administrative Service for
                                                                 Neckura Insurance Group
   Neckura Insurance Company       Germany                       Insurance Company
   Neckura Life Insurance          Germany                       Life Insurance Company
   Company
   NWE, Inc.                         Ohio                        Special Investments
   PEBSCO of Massachusetts      Massachusetts                    Markets and Administers
   Insurance Agency, Inc.                                        Deferred Compensation Plans
                                                                 for Public Employees
   PEBSCO of Texas, Inc.            Texas                        Markets and Administers
                                                                 Deferred Compensation Plans
                                                                 for Public Employees
   Pension Associates of          Wisconsin                      Pension plan administration,
   Wausau, Inc.                                                  record keeping and consulting
                                                                 and compensation consulting
   Physicians Plus                Wisconsin                      Health Maintenance organization
   Insurance Corporation
   Prevea Health Insurance        Wisconsin                      Health Maintenance organization
   Plan, Inc.
   Public Employees Benefit        Delaware                      Markets and Administrates
   Services Corporation                                          Deferred Compensation Plans
                                                                 for Public Employees
   Public Employees Benefit        Alabama                       Markets and Administers
   Services Corporation of                                       Deferred Compensation Plans
   Alabama                                                       for Public Employees


                                   117 of 135

                                              NO. VOTING
                                              SECURITIES
                                 STATE           (SEE
                                   OF          ATTACHED
            COMPANY           ORGANIZATION      CHART)       PRINCIPAL BUSINESS
                                                UNLESS
                                               OTHERWISE
                                               INDICATED
   Public Employees Benefit      Arkansas                    Markets and Administers
   Services Corporation of                                   Deferred Compensation Plans
   Arkansas                                                  for Public Employees
   Public Employees Benefit      Montana                     Markets and Administers
   Services Corporation of                                   Deferred Compensation Plans
   Montana                                                   for Public Employees
   Public Employees Benefit     New Mexico                   Markets and Administers
   Services Corporation of                                   Deferred Compensation Plans
   New Mexico                                                for Public Employees
   Scottsdale Indemnity            Ohio                      Insurance Company
   Company
   Scottsdale Insurance            Ohio                      Excess and surplus lines
   Company                                                   insurance company
   Scottsdale Surplus Lines      Arizona                     Excess and surplus lines
   Insurance Company                                         insurance company
   SVM Sales GmbH, Neckura       Germany                     Sales support for Neckura
   Insurance Group                                           Insurance Group
   Wausau Business              Wisconsin                    Insurance Company
   Insurance Company
   Wausau General Insurance      Illinois                    Insurance Company
   Company
   Wausau Insurance Company   United Kingdom                 Insurance and Reinsurance
   (U.K.) Limited                                            Company
   Wausau International         California                   Special Risks, Excess and
   Underwriters                                              Surplus Lines Insurance
                                                             Underwriting Manager
** Wausau Preferred Health      Wisconsin                    Insurance and Reinsurance
   Insurance Company                                         Company
   Wausau Service               Wisconsin                    Holding Company
   Corporation
   Wausau Underwriters          Wisconsin                    Insurance Company
   Insurance Company



                                   118 of 135

                                           NO. VOTING SECURITIES
                                           (SEE ATTACHED CHART)
                                 STATE       UNLESS OTHERWISE
                                  OF             INDICATED
            COMPANY          ORGANIZATION                              PRINCIPAL BUSINESS
*  MFS Variable Account          Ohio         Nationwide Life          Issuer of Annuity
                                              Separate Account         Contracts
*  NACo Variable Account         Ohio         Nationwide Life          Issuer of Annuity
                                              Separate Account         Contracts
*  Nationwide DC Variable        Ohio         Nationwide Life          Issuer of Annuity
   Account                                    Separate Account         Contracts
*  Nationwide DCVA-II            Ohio         Nationwide Life          Issuer of Annuity
                                              Separate Account         Contracts
*  Nationwide Life Separate      Ohio         Nationwide Life          Issuer of Annuity
   Account No. 1                              Separate Account         Contracts
*  Nationwide Multi-Flex         Ohio         Nationwide Life          Issuer of Annuity
   Variable Account                           Separate Account         Contracts
*  Nationwide VA Separate        Ohio         Nationwide Life and      Issuer of Annuity
   Account-A                                  Annuity Separate         Contracts
                                              Account
*  Nationwide VA Separate        Ohio         Nationwide Life and      Issuer of Annuity
   Account-B                                  Annuity Separate         Contracts
                                              Account
*  Nationwide VA Separate        Ohio         Nationwide Life and      Issuer of Annuity
   Account-C                                  Annuity Separate         Contracts
                                              Account
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account                                    Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-II                                 Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-3                                  Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-4                                  Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-5                                  Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-6                                  Separate Account         Contracts
*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-8                                  Separate Account         Contracts

*  Nationwide Variable           Ohio         Nationwide Life          Issuer of Annuity
   Account-9                                  Separate Account         Contracts

*  Nationwide Fidelity           Ohio         Nationwide Life          Issuer of Annuity
   Advisor Variable Account                   Separate Account         Contracts
*  Nationwide VL Separate        Ohio         Nationwide Life and      Issuer of Life
   Account-A                                  Annuity Separate         Insurance Policies
                                              Account
   Nationwide VL Separate        Ohio         Nationwide Life and      Issuer of Life
   Account-B                                  Annuity Separate         Insurance Policies
                                              Account

*  Nationwide VL Separate        Ohio         Nationwide Life and      Issuer of Life
   Account-C                                  Annuity Separate         Insurance Policies
                                              Account

*  Nationwide VLI Separate       Ohio         Nationwide Life          Issuer of Life
   Account                                    Separate Account         Insurance Policies
*  Nationwide VLI Separate       Ohio         Nationwide Life          Issuer of Life
   Account-2                                  Separate Account         Insurance Policies
*  Nationwide VLI Separate       Ohio         Nationwide Life          Issuer of Life
   Account-3                                  Separate Account         Insurance Policies

*  Nationwide VLI Separate       Ohio         Nationwide Life          Issuer of Life
   Account-4                                  Separate Account         Insurance Policies




                                   119 of 135

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27. NUMBER OF CONTRACT OWNERS
         The number of Contract Owners as of August 31, 1997 was 3,397.

Item 28. INDEMNIFICATION
         Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29. PRINCIPAL UNDERWRITER
         (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.


               NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, and Nationwide Asset Allocation Trust, which are open-end management investment companies.


         (b)           NATIONWIDE ADVISORY SERVICES, INC.
                            DIRECTORS AND OFFICERS

                                             POSITIONS AND OFFICES
  NAME AND BUSINESS ADDRESS                     WITH UNDERWRITER

Joseph J. Gasper                             President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson                      Chairman of the Board of
One Nationwide Plaza                       Directors and Chairman and
Columbus, OH  43215                             Chief Executive
                                         Officer--Nationwide Insurance
                                            Enterprise and Director
Gordon E. McCutchan
One Nationwide Plaza                      Executive Vice President-Law and
Columbus, OH  43215                        Corporate Services and Director




                                   122 of 135

Robert A. Oakley                           Executive Vice President -  Chief
One Nationwide Plaza                     Financial Officer and Director
Columbus, OH  43215

Robert J. Woodward, Jr.                    Executive Vice President - Chief
One Nationwide Plaza                     Investment Officer and Director
Columbus, OH 43215

W. Sidney Druen                            Senior Vice President and
One Nationwide Plaza                          General Counsel and
Columbus, OH  43215                           Assistant Secretary

James F. Laird, Jr.                         Vice President - General
One Nationwide Plaza                      Manager and Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland                             Vice President -
One Nationwide Plaza                        Fixed Income Securities
Columbus, OH  43215


Charles Bath                              Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215


Joseph P. Rath                            Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                Vice President
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                              Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                     Secretary
One Nationwide Plaza
Columbus, OH  43215


(c)   NAME OF      NET UNDERWRITING   COMPENSATION ON
     PRINCIPAL      DISCOUNTS AND     REDEMPTION OR     BROKERAGE
     UNDERWRITER     COMMISSIONS       ANNUITIZATION    COMMISSIONS COMPENSATION
     Nationwide           N/A               N/A              N/A          N/A
      Advisory
      Services,
        Inc.


                                   123 of 135

Item 30. LOCATION OF ACCOUNTS AND RECORDS
         Robert O. Cline
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43216

Item 31. MANAGEMENT SERVICES
         Not Applicable
Item 32. UNDERTAKINGS
         The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

          (b) include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

               The Registrant hereby represents that any Contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).



                                   124 of 135

                                   PROSPECTUS


                                   MAY 1, 1997


                                   NATIONWIDE
                                VARIABLE ACCOUNT


                               INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS



                                   OFFERED BY
                                   NATIONWIDE
                             LIFE INSURANCE COMPANY



                                   125 of 135

                        NATIONWIDE LIFE INSURANCE COMPANY
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED THROUGH NATIONWIDE VARIABLE ACCOUNT
           (SUPPLEMENT DATED MAY 1, 1997, AS AMENDED JANUARY 2, 1998,
                      TO THE PROSPECTUS DATED MAY 1, 1997)



THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED TO INDIVIDUAL RETIREMENT ACCOUNTS THAT ARE DESCRIBED IN SECTION 408(A) OF THE INTERNAL REVENUE CODE (THE "CODE") AND WHICH ALSO SATISFY THE DEFINITION OF SIMPLE RETIREMENT ACCOUNTS IN
SECTION 408(P) OF THE CODE (AS ENACTED IN SECTION 1421 OF THE SMALL BUSINESS JOB PROTECTION ACT OF 1996).


1. The section entitled "GLOSSARY OF SPECIAL TERMS" in the prospectus is amended by adding the following:


SIMPLE IRA - An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Code, to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN - The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER - An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

TWO-YEAR PERIOD - The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.


2. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by adding the following footnote:

3 The Contingent Deferred Sales Charge is waived for those Contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the Contract at any time without the imposition of any Contingent Deferred Sales Charge. Any additional references throughout the prospectus to the Contingent Deferred Sales Charge do not apply to Contracts issued under SIMPLE IRA Plans, as required by Federal tax law, such charges do not apply to Contracts issued under SIMPLE IRA Plans.


                                   126 of 135

3. The "EXAMPLE" Chart in the prospectus is amended with respect to Contracts issued as SIMPLE IRAs as follows:

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.


----------------------------------------------------------------------------
                 IF YOU SURRENDER      IF YOU DO NOT     IF YOU ANNUITIZE
                       YOUR           SURRENDER YOUR           YOUR
               CONTRACT AT THE END    CONTRACT AT THE     CONTRACT AT THE
                OF THE APPLICABLE       END OF THE          END OF THE
                   TIME PERIOD        APPLICABLE TIME     APPLICABLE TIME
                                          PERIOD              PERIOD
--------------------------------------------------------------------------------

                1   3    5     10    1   3    5    10    1   3    5    10
               YR. YRS. YRS.  YRS.  YR. YRS. YRS. YRS.  YR. YRS. YRS. YRS.
--------------------------------------------------------------------------------
American       22   68   117   250  22   68  117   250   *   68  117   250
Century:
Benham
Short-Term
Government
--------------------------------------------------------------------------------
American       22   67   115   247  22   67  115   247   *   67  115   247
Century:
Income &
Growth
--------------------------------------------------------------------------------
American       25   77   132   282  25   77  132   282   *   77  132   282
Century:
Twentieth
Century Growth
--------------------------------------------------------------------------------
American       33  102   172   359  33  102  172   359   *  102  172   359
Century:
Twentieth
Century
International
Growth
--------------------------------------------------------------------------------
American       25   77   132   282  25   77  132   282   *   77  132   282
Century:
Twentieth
Century Ultra
--------------------------------------------------------------------------------
Delchester     23   72   123   264  23   72  123   264   *   72  123   264
Fund-Inst'l
--------------------------------------------------------------------------------
Dreyfus A      25   77   132   281  25   77  132   281   *   77  132   281
Bonds Plus
--------------------------------------------------------------------------------
Dreyfus        24   74   127   272  24   74  127   272   *   74  127   272
Appreciation
Fund, Inc.
--------------------------------------------------------------------------------
Dreyfus        25   77   132   281  25   77  132   281   *   77  132   281
Balanced
Fund, Inc.
--------------------------------------------------------------------------------
Dreyfus S & P  20   63   109   234  20   63  109   234   *   63  109   234
500 Index
Fund
(Formerly
Peoples Index
Fund, Inc.)
--------------------------------------------------------------------------------
The Dreyfus    26   81   139   294  26   81  139   294   *   81  139   294
Third Century
Fund, Inc.
--------------------------------------------------------------------------------
Federated      26   80   137   291  26   80  137   291   *   80  137   291
Bond Fund
--------------------------------------------------------------------------------
Federated      24   73   126   268  24   73  126   268   *   73  126   268
High Yield
Trust
--------------------------------------------------------------------------------
Evergreen      27   83   142   302  27   83  142   302   *   83  142   302
Total Return
Fund
--------------------------------------------------------------------------------
Fidelity       30   92   157   330  30   92  157   330   *  982  157   330
Advisor Fund
Equity Income
Fund
--------------------------------------------------------------------------------
Fidelity       31   96   163   342  31   96  163   342   *   96  163   342
Advisor Fund
Growth
Opportunities
Fund
--------------------------------------------------------------------------------
Fidelity       27   82   140   298  27   82  140   298   *   82  140   298
Advisor High
Yield Fund
--------------------------------------------------------------------------------
Fidelity       30   92   157   330  30   92  157   330   *   92  157   330
Advisor
Balanced Fund
- Class T
--------------------------------------------------------------------------------
Fidelity       25   77   131   279  25   77  131   279   *   77  131   279
Asset
Manager(TM)
--------------------------------------------------------------------------------
Fidelity       22   67   116   248  22   67  116   248   *   67  116   248
Equity-Income
Fund
--------------------------------------------------------------------------------
Fidelity       25   77   131   279  25   77  131   279   *   77  131   279
Magellan Fund
--------------------------------------------------------------------------------
Fidelity       23   70   120   258  23   70  120   258   *   70  120   258
Puritan Fund
--------------------------------------------------------------------------------
Fidelity VIP   22   68   117   251  22   68  117   251   *   68  117   251
High Income
Portfolio
--------------------------------------------------------------------------------
Franklin       26   79   136   288  26   79  136   288   *   79  136   288
Mutual Series
Fund, Inc. -
Mutual Shares
Fund: Class I
--------------------------------------------------------------------------------
Janus Fund     24   75   128   273  24   75  128   273   *   75  128   273
--------------------------------------------------------------------------------
Janus Twenty   25   78   133   284  25   78  133   284   *   78  133   284
Fund
--------------------------------------------------------------------------------
Janus          28   85   145   307  28   85  145   307   *   85  145   307
Worldwide Fund
--------------------------------------------------------------------------------


                                   127 of 135

--------------------------------------------------------------------------------
MFS(R) World   32   97   164   344  32   97  164   344   *   97  164   344
Governments
Fund
--------------------------------------------------------------------------------
Nationwide(R)  22   68   117   251  22   68  117   251   *   68  117   251
Bond Fund
--------------------------------------------------------------------------------
Nationwide(R)  21   66   113   243  21   66  113   243   *   66  113   243
Fund
--------------------------------------------------------------------------------
Nationwide(R)  22   67   114   246  22   67  114   246   *   67  114   246
Growth Fund
--------------------------------------------------------------------------------
Nationwide(R)  21   65   112   242  21   65  112   242   *   65  112   242
Money Market
Fund
--------------------------------------------------------------------------------
Nationwide(R)  26   80   137   290  26   80  137   290   *   80  137   290
U.S.
Government
Income Fund
--------------------------------------------------------------------------------
Neuberger &    29   89   152   320  29   89  152   320   *   89  152   320
Berman Equity
Trust (R) -
Neuberger &
Berman
Genesis Trust
--------------------------------------------------------------------------------
Neuberger &    24   73   125   266  24   73  125   266   *   73  125   266
Berman
Guardian
Fund, Inc.
--------------------------------------------------------------------------------
Neuberger &    22   68   117   250  22   68  117   250   *   68  117   250
Berman
Limited
Maturity Bond
Fund
--------------------------------------------------------------------------------
Neuberger &    24   73   126   268  24   73  126   268   *   73  126   268
Berman
Partners
Fund, Inc.
--------------------------------------------------------------------------------
Oppenheimer    27   84   143   303  27   84  143   303   *   84  143   303
Global Fund
--------------------------------------------------------------------------------
Phoenix        25   78   133   284  25   78  133   284   *   78  133   284
Balanced Fund
Series
--------------------------------------------------------------------------------
Strong Total   27   82   140   297  27   82  140   297   *   82  140   297
Return Fund,
Inc.
--------------------------------------------------------------------------------
Templeton      27   82   140   298  27   82  140   298   *   82  140   298
Foreign Fund
- Class I
--------------------------------------------------------------------------------
Warburg        28   86   146   309  28   86  146   309   *   86  146   309
Pincus
Emerging
Growth Fund
--------------------------------------------------------------------------------
Warburg        25   76   129   276  25   76  129   276   *   76  129   276
Pincus Global
Fixed Income
Fund -
--------------------------------------------------------------------------------


     *The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses both direct and indirect. The expenses of the Variable Account as well as those of the Underlying Mutual Funds are reflected in the Example chart above. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example chart shown above (see "Premium Taxes").


4. A new provision entitled "TAXATION OF SIMPLE IRA PLANS" is added to the prospectus after the provision entitled "QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, AND INDIVIDUAL RETIREMENT ACCOUNTS". The new provision reads as follows:

TAXATION OF SIMPLE IRA PLANS

Generally, distributions from a SIMPLE IRA are taxed in the same manner as an IRA described under Sections 408(a) and 408(b) of the Code (see "Qualified Plans, Individual Retirement Annuities And Individual Retirement Accounts"). However, any payment or distribution received from a SIMPLE IRA during the Two-Year Period beginning on the date on which the individual first participated in any SIMPLE Plan maintained by the individual's employer, will be taxed according to Section 72(t)(6) of the Code.

A SIMPLE IRA may receive contributions under a qualified salary reduction arrangement only. Therefore, a SIMPLE IRA cannot receive rollover distributions from non-SIMPLE IRA individual retirement accounts or individual retirement annuities; stock bonus, pension, or profit sharing plans; Section 403(b) plans; or any source, other than another SIMPLE IRA.


                                   128 of 135

Distributions from SIMPLE IRAs generally are includible in income similar to the manner in which Distributions from IRAs are included in income. Section 72(t)(6) of the Code provides that the rate of additional penalty tax is increased from 10% to 25% for withdrawals taken prior to age 59 1/2 during the Two-Year Period. If, however, one of the exceptions to the application of the tax under Section 72(t) applies (for example, those amounts paid after age 59 1/2, after death, or as part of a series of substantially equal payments), the exception also applies to distributions within the Two-Year Period and the 25% additional penalty tax rate does not apply.

Distributions from a SIMPLE IRA during the Two-Year Period generally qualify as rollover contributions (and thus are not includible in gross income) only if the distributions are paid into another SIMPLE IRA and satisfy all other requirements as specified in Section 408(d)(3) of the Code for treatment as rollover contributions.

Any amount in a SIMPLE IRA can be transferred to another SIMPLE IRA in a tax-free trustee-to-trustee transfer during the Two-Year Period. If however, during the Two-Year Period, an amount is paid from a SIMPLE IRA directly to the trustee of an IRA that is not a SIMPLE IRA, the payment will be treated as a distribution from the SIMPLE IRA and as a contribution to another IRA, and thus will not qualify as a rollover contribution. After the expiration of the Two-Year Period, any amount in a SIMPLE IRA can be transferred in a tax-free trustee-to-trustee transfer to another IRA that was not established as a SIMPLE IRA.

For information regarding eligibility to establish or participate in a SIMPLE IRA Plan, limitations on permissible amounts of Purchase Payments, and tax consequences of Distributions from SIMPLE IRA Plans, the purchasers of such Contracts should seek competent advice. The terms of such Plans may limit the rights available under the Contract.

Any Distribution from a SIMPLE IRA that is eligible for rollover treatment will be subject to federal tax withholding at the statutory rate (currently 20%) unless the Distribution is made directly to an appropriate Plan as described above.


                                   129 of 135

  ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENT
                                    SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
     Contract Owners of the Nationwide Variable Account:



The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 24, 1997



                                   130 of 135

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of December, 1997.


                                           NATIONWIDE VARIABLE ACCOUNT
                                    -------------------------------------------
                                                  (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                    -------------------------------------------
                                                   (Depositor)


                                               By/s/JOSEPH P. RATH
                                    -------------------------------------------

                                                 Joseph P. Rath
                                            Vice President  - Product
                                              and Market Compliance



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 30th day of December, 1997.


         SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                   Director
-----------------------------
Lewis J. Alphin
                                                  Director
KEITH W. ECKEL
-----------------------------
Keith W. Eckel
                                                  Director
WILLARD J. ENGEL
-----------------------------
Willard J. Engel
                                                  Director
FRED C. FINNEY
-----------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                         Director
-----------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                  President/Chief Operating Officer and Director
-----------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                       Chairman of the Board and Director
----------------------------
Henry S. Holloway
                                       Chairman and Chief Executive Officer -
DIMON RICHARD MCFERSON                    Nationwide Insurance Enterprise and
-----------------------------                      Director
Dimon Richard McFerson

DAVID O. MILLER                                    Director
-----------------------------
David O. Miller

C. RAY NOECKER                                     Director
-----------------------------
C. Ray Noecker

ROBERT A. OAKLEY                          Executive Vice President- Chief
                                                Financial Officer
-----------------------------
Robert A. Oakley

JAMES F. PATTERSON                                  Director                       By/s/JOSEPH P. RATH
-----------------------------                                                  ----------------------------
James F. Patterson                                                                    Joseph P. Rath

ARDEN L. SHISLER                                    Director                        Attorney-in-Fact
-----------------------------
Arden L. Shisler
                                                    Director
ROBERT L. STEWART
-----------------------------
Robert L. Stewart
                                                    Director
NANCY C. THOMAS
-----------------------------
Nancy C. Thomas
                                                    Director
HAROLD W. WEIHL
-----------------------------
Harold W. Weihl


                                   131 of 135

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, and Nationwide VL Separate Account-C, and hereby constitutes and appoints Dimon R. McFerson, Joseph J. Gasper, W. Sidney Druen, Mark R. Thresher, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 22nd day of July, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President - Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon R. McFerson, Chairman and Chief Executive                     Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director